UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 28, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report -

March 28, 2013 (unaudited)R

	Face Amount (000)	Value (000)
Fixed Income Securities (97.8%)
Agency Adjustable Rate Mortgage (0.4%)
Federal National Mortgage Association,
Conventional Pool
2.34%, 5/1/35 (Cost $664)	$633	$675

Agency Fixed Rate Mortgages (22.3%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.50%, 4/1/43 (a)	610	642
Gold Pools:
3.50%, 8/1/42	597	630
4.00%, 12/1/41 – 11/1/42	3,033	3,304
6.00%, 8/1/37 – 5/1/38	476	521
6.50%, 9/1/32 – 9/1/36	807	906
7.50%, 5/1/35	123	150
8.00%, 8/1/32	70	86
8.50%, 8/1/31	87	110
Federal National Mortgage Association,
April TBA:
2.50%, 4/1/28 (a)	1,225	1,271
3.50%, 4/1/43 (a)	4,769	5,037
4.00%, 4/1/43 (a)	1,475	1,573
Conventional Pools:
3.50%, 12/1/42	2,648	2,803
4.00%, 11/1/41 – 12/1/41	2,623	2,798
4.50%, 8/1/40 – 8/1/41	2,022	2,195
5.00%, 3/1/37 – 5/1/41	3,720	4,092
5.50%, 5/1/37 – 6/1/37	2,396	2,661
6.00%, 12/1/38	998	1,095
6.50%, 11/1/27 – 10/1/38	84	98
7.00%, 6/1/29 – 11/1/32	74	88
7.50%, 8/1/37	206	252
8.00%, 4/1/33	161	199
8.50%, 10/1/32	143	179
9.50%, 4/1/30	40	48
Government National Mortgage Association,
April TBA:
4.00%, 4/15/43 (a)	1,775	1,935
4.50%, 4/15/43 (a)	611	668
Various Pools:
4.00%, 10/20/41 – 4/20/42	3,096	3,358
4.50%, 8/15/39	484	532
9.00%, 1/15/25	2	2
		37,233
Asset-Backed Securities (1.7%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	600	601
CVS Pass-Through Trust,
6.04%, 12/10/28	229	269
8.35%, 7/10/31 (b)	186	254
Santander Drive Auto Receivables Trust,
Series 2010-3
3.06%, 11/15/17	525	542
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	413	418

	Face Amount (000)	Value (000)
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	$628	$673
		2,757
Collateralized Mortgage Obligations - Agency Collateral Series (3.9%)
Federal Home Loan Mortgage Corporation,
IO
0.68%, 1/25/21 (c)	6,379	249
IO PAC REMIC
6.27%, 6/15/40 (c)	4,183	805
IO REMIC
5.85%, 4/15/39 (c)	2,272	514
IO STRIPS
7.50%, 12/1/29	11	2
8.00%, 1/1/28	9	2
REMIC
3.50%, 12/15/42	1,018	1,015
Federal National Mortgage Association,
IO
6.19%, 9/25/20 (c)	4,956	1,372
IO REMIC
5.00%, 8/25/37	316	10
6.00%, 5/25/33 – 7/25/33	764	122
6.40%, 9/25/38 (c)	1,713	399
IO STRIPS
8.00%, 4/1/24	8	1
9.00%, 11/1/26	4	1
REMIC
7.00%, 9/25/32	112	131
9.19%, 10/25/41 (c)(d)	352	363
Government National Mortgage Association,
IO
0.84%, 8/20/58 (c)	7,697	261
5.00%, 2/16/41	376	70
5.85%, 11/16/40 (c)	2,882	582
6.40%, 4/16/41 (c)	2,831	647
		6,546
Commercial Mortgage-Backed Securities (1.3%)
DBUBS Mortgage Trust
5.45%, 7/10/44 (b)(c)	200	230
Extended Stay America Trust
3.90%, 12/5/31 (b)	580	586
GS Mortgage Securities Corp. II
2.80%, 11/8/29 (b)(c)	390	394
Ladder Capital Commercial Mortgage Mortgage Trust
4.34%, 2/15/36 (b)	126	130
WF-RBS Commercial Mortgage Trust,
3.71%, 3/15/45 (c)	110	114
3.43%, 6/15/45	677	721
		2,175

	Face Amount (000)	Value (000)
Corporate Bonds (36.0%)
Finance (15.0%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)(e)	$515	$537
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (b)	330	342
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	475	519
Aegon N.V.
4.63%, 12/1/15	425	463
Affiliated Managers Group, Inc.
3.95%, 8/15/38	241	300
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	250	270
American Campus Communities Operating Partnership LP
3.75%, 4/15/23 (f)	175	176
American International Group, Inc.
6.40%, 12/15/20	250	310
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)(e)	300	324
Barclays Bank PLC
6.05%, 12/4/17 (b)	615	688
BNP Paribas SA
2.38%, 9/14/17	355	361
Brookfield Asset Management, Inc.
5.80%, 4/25/17	175	198
Capital One Bank, USA NA
3.38%, 2/15/23	510	506
Cigna Corp.,
2.75%, 11/15/16	205	217
5.38%, 2/15/42	190	216
Citigroup, Inc.,
4.05%, 7/30/22 (g)	225	233
8.50%, 5/22/19 (g)	548	731
CNA Financial Corp.
5.75%, 8/15/21 (e)	495	586
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	250	291
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	365	368
Coventry Health Care, Inc.
5.45%, 6/15/21	345	407
Credit Agricole SA
3.00%, 10/1/17 (b)(e)	450	467
Credit Suisse,
5.40%, 1/14/20 (e)	375	421
6.00%, 2/15/18 (e)	145	168
Discover Bank
7.00%, 4/15/20	320	399
General Electric Capital Corp.,
5.30%, 2/11/21 (e)	300	344
Series G
6.00%, 8/7/19 (e)	375	456
Genworth Financial, Inc.
7.20%, 2/15/21	300	350

	Face Amount (000)	Value (000)
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18 (e)	$1,430	$1,451
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	495
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	305	356
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	565	631
Healthcare Trust of America Holdings LP
3.70%, 4/15/23 (b)	275	275
HSBC Finance Corp.
6.68%, 1/15/21	225	267
HSBC Holdings PLC
4.00%, 3/30/22 (e)	235	253
ING Bank N.V.
3.75%, 3/7/17 (b)	400	427
ING US, Inc.
5.50%, 7/15/22 (b)	300	333
Intesa Sanpaolo SpA
3.88%, 1/16/18	430	416
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	295	302
JPMorgan Chase & Co.,
3.20%, 1/25/23	320	320
4.50%, 1/24/22	175	192
JPMorgan Chase Bank NA
6.00%, 10/1/17	460	542
Kilroy Realty LP
3.80%, 1/15/23	250	257
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	260	291
Markel Corp.
3.63%, 3/30/23	350	352
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	1,085	1,311
MetLife, Inc.
7.72%, 2/15/19 (e)	180	234
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)(e)	390	391
Nationwide Building Society
6.25%, 2/25/20 (b)	425	498
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	225	249
Nordea Bank AB
4.88%, 5/13/21 (b)	495	537
PHH Corp.
4.00%, 9/1/14	225	248
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	305	343
Principal Financial Group, Inc.
1.85%, 11/15/17	450	455
Prudential Financial, Inc.,
7.38%, 6/15/19	150	193

	Face Amount (000)	Value (000)
MTN
6.63%, 12/1/37	$130	$164
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	325	342
Realty Income Corp.
3.25%, 10/15/22	300	294
Santander Holdings USA, Inc.,
3.00%, 9/24/15	80	82
4.63%, 4/19/16 (e)	135	144
Societe Generale SA
5.20%, 4/15/21 (b)(e)	285	319
Standard Chartered PLC
3.95%, 1/11/23 (b)	235	235
Swedbank AB
2.13%, 9/29/17 (b)	365	370
UnitedHealth Group, Inc.,
1.40%, 10/15/17	150	151
2.75%, 2/15/23	95	94
WellPoint, Inc.
2.75%, 10/15/42 (b)	334	367
Wells Fargo & Co.,
Series M
3.45%, 2/13/23	245	247
		25,076
Industrials (19.3%)
AbbVie, Inc.
2.90%, 11/6/22 (b)	350	351
Actavis, Inc.
3.25%, 10/1/22 (e)	175	178
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	400	428
Allegheny Technologies, Inc.
4.25%, 6/1/14 (e)	232	250
American Tower Corp.
3.50%, 1/31/23 (e)	275	273
Amgen, Inc.
3.88%, 11/15/21	325	355
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15	30	32
Anixter, Inc.
5.63%, 5/1/19	205	219
ARAMARK Corp.
5.75%, 3/15/20 (b)	340	349
ArcelorMittal
10.35%, 6/1/19 (e)	205	259
AT&T, Inc.
6.30%, 1/15/38	405	487
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	265	266
Boston Scientific Corp.
6.00%, 1/15/20	295	345
BP Capital Markets PLC
3.25%, 5/6/22	425	440
British Sky Broadcasting Group PLC
3.13%, 11/26/22 (b)(e)	275	275

	Face Amount (000)	Value (000)
Burlington Northern Santa Fe LLC
3.05%, 3/15/22	$450	$461
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)	375	473
Cardinal Health, Inc.
3.20%, 3/15/23	350	349
CC Holdings GS V LLC
3.85%, 4/15/23 (b)	75	76
CF Industries, Inc.
6.88%, 5/1/18	680	816
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (e)	400	440
ConAgra Foods, Inc.,
3.20%, 1/25/23 (e)	135	135
4.65%, 1/25/43	175	175
Continental Resources, Inc.
7.13%, 4/1/21	230	262
CRH America, Inc.
6.00%, 9/30/16	360	410
Crown Castle International Corp.
5.25%, 1/15/23	280	286
Daimler Finance North America LLC
2.25%, 7/31/19 (b)	465	468
Deere & Co.
3.90%, 6/9/42	165	164
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (e)	150	154
Discovery Communications LLC
3.25%, 4/1/23 (e)	175	178
Eaton Corp.
2.75%, 11/2/22 (b)	320	319
Eldorado Gold Corp.
6.13%, 12/15/20 (b)(e)	295	307
Exide Technologies
8.63%, 2/1/18 (e)	159	137
Experian Finance PLC
2.38%, 6/15/17 (b)	495	505
Express Scripts Holding Co.
3.90%, 2/15/22	140	150
Fiserv, Inc.
3.13%, 6/15/16	230	242
FMC Technologies, Inc.
3.45%, 10/1/22	180	183
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	460	490
5.00%, 5/15/18	400	442
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18 (b)	195	196
3.88%, 3/15/23 (b)	150	151
Gap, Inc. (The)
5.95%, 4/12/21	345	395
Georgia-Pacific LLC,
7.75%, 11/15/29	95	129
8.88%, 5/15/31	130	195
GlaxoSmithKline Capital, Inc.,
2.80%, 3/18/23	350	353
4.20%, 3/18/43	50	51

	Face Amount (000)	Value (000)
Goldcorp, Inc.,
2.00%, 8/1/14	$238	$249
3.70%, 3/15/23 (e)	320	322
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	300	340
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	255	314
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)(e)	335	374
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	135	140
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	180	211
Home Depot, Inc.
5.88%, 12/16/36	435	543
Host Hotels & Resorts LP,
Series D
3.75%, 10/15/23	100	101
Intel Corp.,
2.70%, 12/15/22	300	298
2.95%, 12/15/35	282	300
International Business Machines Corp.
1.88%, 5/15/19 (e)	450	462
International Game Technology
3.25%, 5/1/14	236	255
Kinross Gold Corp.
5.13%, 9/1/21 (e)	330	345
Lam Research Corp.
1.25%, 5/15/18 (e)	312	334
Life Technologies Corp.
6.00%, 3/1/20	245	275
MasTec, Inc.
4.88%, 3/15/23	395	392
MDC Partners, Inc.
6.75%, 4/1/20 (b)	325	330
MeadWestvaco Corp.
7.38%, 9/1/19	95	116
MetroPCS Wireless, Inc.
6.25%, 4/1/21 (b)(e)	435	444
Microsoft Corp.
Zero Coupon, 6/15/13 (b)	256	256
Mondelez International, Inc.
5.38%, 2/10/20	203	242
Murphy Oil Corp.
3.70%, 12/1/22 (e)	265	258
NBC Universal Media LLC,
2.88%, 1/15/23	500	497
5.95%, 4/1/41	175	212
NetApp, Inc.
2.00%, 12/15/17	150	151
News America, Inc.
6.15%, 2/15/41 (e)	100	120
Nuance Communications, Inc.
2.75%, 11/1/31	224	233
Omnicom Group, Inc.
3.63%, 5/1/22	335	343

	Face Amount (000)	Value (000)
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26	$227	$258
PepsiCo, Inc.
2.75%, 3/5/22 (e)	400	408
Philip Morris International, Inc.
2.50%, 8/22/22	365	361
Phillips 66
4.30%, 4/1/22	250	275
Pioneer Natural Resources Co.
7.50%, 1/15/20 (e)	225	287
Priceline.com, Inc.
1.00%, 3/15/18 (e)	249	276
Qtel International Finance Ltd.
3.25%, 2/21/23 (b)	350	344
QVC, Inc.
4.38%, 3/15/23 (b)	300	304
Qwest Corp.
6.88%, 9/15/33	495	494
Rogers Communications, Inc.
3.00%, 3/15/23	425	427
RR Donnelley & Sons Co.
7.88%, 3/15/21 (e)	430	450
SABMiller Holdings, Inc.
3.75%, 1/15/22 (b)	255	273
SanDisk Corp.
1.50%, 8/15/17	136	176
Schlumberger Norge AS
1.25%, 8/1/17 (b)	225	225
Schneider Electric SA
2.95%, 9/27/22 (b)	400	405
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	201
Syngenta Finance N.V.
3.13%, 3/28/22	420	434
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22 (e)	225	234
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	615	656
Time Warner Cable, Inc.
4.50%, 9/15/42 (e)	130	119
Trinity Industries, Inc.
3.88%, 6/1/36	214	258
United States Steel Corp.
4.00%, 5/15/14	240	251
United Technologies Corp.
4.50%, 6/1/42	100	107
Verisk Analytics, Inc.
5.80%, 5/1/21 (e)	270	312
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	360	374
Weatherford International Ltd.
4.50%, 4/15/22 (e)	300	310
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	255	269
Westvaco Corp.
8.20%, 1/15/30	140	175

	Face Amount (000)	Value (000)
WMG Acquisition Corp.
6.00%, 1/15/21 (b)	$345	$363
Woolworths Ltd.
4.00%, 9/22/20 (b)	335	365
WPP Finance 2010
3.63%, 9/7/22 (e)	425	424
Wyndham Worldwide Corp.
4.25%, 3/1/22 (e)	445	467
		32,338
Utilities (1.7%)
Boston Gas Co.
4.49%, 2/15/42 (b)(e)	275	289
CEZ AS
4.25%, 4/3/22 (b)	210	224
DCP Midstream Operating LP
3.88%, 3/15/23 (e)	300	302
Enterprise Products Operating LLC,
5.25%, 1/31/20	110	129
Series N
6.50%, 1/31/19	370	460
Exelon Generation Co., LLC
6.25%, 10/1/39	375	437
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	185	233
8.75%, 5/1/19	185	251
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	400	423
		2,748
		60,162
Mortgages - Other (7.1%)
Alternative Loan Trust
6.00%, 6/25/36	643	528
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	680	545
5.91%, 10/25/36 (c)	1,211	970
6.00%, 4/25/36	611	628
Banc of America Funding Trust,
0.49%, 7/20/36 (c)	530	466
0.57%, 8/25/36 (c)	157	149
Chaseflex Trust
6.00%, 2/25/37	886	703
CHL Mortgage Pass-Through Trust
0.50%, 4/25/46 (c)	811	203
First Horizon Alternative Mortgage Securities Trust
6.25%, 8/25/36	424	367
GSMSC Pass-Through Trust,
7.50%, 9/25/36 (b)(c)	502	452
GSR Mortgage Loan Trust
5.75%, 1/25/37	719	723

	Face Amount (000)	Value (000)
Indymac Index Mortgage Loan Trust
2.55%, 11/25/35 (c)	$734	$582
JP Morgan Mortgage Trust,
5.51%, 6/25/37 (c)	202	176
6.00%, 6/25/37	302	300
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36	1,008	1,017
6.50%, 9/25/37	1,864	1,600
RALI Trust,
0.70%, 3/25/35 (c)	542	363
6.00%, 8/25/36	327	266
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)	650	653
Structured Asset Mortgage Investments II Trust
0.43%, 8/25/36 (c)	802	137
WaMu Mortgage Pass-Through Certificates
1.16%, 7/25/46 (c)	867	665
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.95%, 4/25/47 (c)	614	460
		11,953
Municipal Bonds (1.3%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	100	129
City of New York, NY,
Series G-1
5.97%, 3/1/36	215	275
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	630	802
Municipal Electric Authority of Georgia
6.66%, 4/1/57	415	490
State of California,
General Obligation Bonds
5.95%, 4/1/16	485	555
		2,251
Sovereign (5.9%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (b)	400	453
Brazilian Government International Bond
8.50%, 1/5/24	1,500	794
Caixa Economica Federal
3.50%, 11/7/22 (b)	310	298
Colombia Government International Bond
7.75%, 4/14/21	1,800,000	1,257
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (b)	800	870
KazMunaiGaz Finance Sub BV
6.38%, 4/9/21 (b)	600	701
Mexican Bonos
6.50%, 6/9/22	10,000	905
Peruvian Government International Bond,
(Units)
8.20%, 8/12/26 (b)(h)	1,700	920

	Face Amount (000)	Value (000)
Petroleos Mexicanos
4.88%, 1/24/22	$730	$810
Poland Government International Bond
5.00%, 3/23/22	900	1,030
Russian Foreign Bond - Eurobond
4.50%, 4/4/22 (b)(e)	800	874
South Africa Government Bond
7.25%, 1/15/20	4,200	478
Spain Government International Bond
4.00%, 3/6/18 (b)	500	496
		9,886
U.S. Agency Securities (2.6%)
Federal National Mortgage Association,
0.88%, 10/26/17	2,500	2,506
5.38%, 6/12/17 (e)	1,580	1,886
		4,392
U.S. Treasury Securities (15.3%)
U.S. Treasury Bond
3.50%, 2/15/39	7,390	8,036
U.S. Treasury Notes,
0.38%, 1/15/16	3,400	3,404
0.88%, 4/30/17	3,700	3,745
1.63%, 11/15/22	2,465	2,422
1.75%, 7/31/15	7,000	7,239
2.25%, 1/31/15 (e)	700	726
		25,572
Total Fixed Income Securities (Cost $155,772)		163,602

	Shares
Short-Term Investments (16.4%)
Securities held as Collateral on Loaned Securities (8.3%)
Investment Company (7.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	12,511,304	12,511

	Face Amount (000)
Repurchase Agreement (0.8%)
Barclays Capital, Inc., (0.15%, dated 3/28/13, due 4/1/13; proceeds $1,457; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.50% due 2/15/16 - 7/31/17; valued at $1,486)	$1,457	1,457
Total Securities held as Collateral on Loaned Securities (Cost $13,968)		13,968

	Shares	Value (000)
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $10,060)	10,060,442	$10,060

	Face Amount (000)
U.S. Treasury Security (2.1%)
U.S. Treasury Bill
0.11%, 11/14/13 (j) (Cost $3,498)	$3,500	3,498
Total Short-Term Investments (Cost $27,526)		27,526
Total Investments (114.2%) (Cost $183,298) Including $14,399 of Securities Loaned (k)+		191,128
Liabilities in Excess of Other Assets (-14.2%)		(23,767)
Net Assets (100.0%)		$167,361

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 28, 2013.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $14,399,000 and $14,712,000, respectively. The Portfolio received cash collateral of approximately $13,969,000, of which $13,968,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 28, 2013, there was uninvested cash of approximately $1,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $743,000 was received in the form of U.S. Government Agencies and a U.S. Government Obligation, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	When-issued security.
(g)

For the three months ended March 28, 2013, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bond, and its affiliated broker- dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $225,000 and $366,000, including net realized gains of approximately $70,000.

(h)	Consists of one or more classes of securities traded together as a unit.
(i)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(j)	Rate shown is the yield to maturity at March 28, 2013.
(k)

Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $183,298,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $7,830,000 of which approximately $8,699,000 related to appreciated securities and approximately $869,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	AUD	2,520	$2,623	4/2/13	USD	2,598	$2,598	$(25)
HSBC Bank PLC	USD	503	503	4/2/13	ZAR	4,627	503	—	@
JPMorgan Chase Bank	COP	2,500,000	1,370	4/2/13	USD	1,396	1,396	26
JPMorgan Chase Bank	EUR	1,300	1,666	4/2/13	USD	1,667	1,667	1
JPMorgan Chase Bank	USD	1,364	1,364	4/2/13	COP	2,500,000	1,369	5
UBS AG	USD	1,264	1,264	4/2/13	AUD	1,240	1,291	27
UBS AG	USD	1,738	1,738	4/2/13	EUR	1,300	1,666	(72)
Wells Fargo Bank	CHF	1,630	1,717	4/2/13	USD	1,768	1,768	51
Wells Fargo Bank	USD	1,333	1,333	4/2/13	AUD	1,280	1,333	(—@	)
Wells Fargo Bank	USD	1,711	1,711	4/2/13	CHF	1,630	1,717	6
Wells Fargo Bank	ZAR	4,627	504	4/2/13	USD	520	520	16
HSBC Bank PLC	ZAR	4,627	501	5/2/13	USD	501	501	(—@	)
JPMorgan Chase Bank	USD	1,668	1,668	5/2/13	EUR	1,300	1,667	(1)
Wells Fargo Bank	AUD	1,280	1,330	5/2/13	USD	1,330	1,330	—	@
Wells Fargo Bank	CHF	1,630	1,718	5/2/13	USD	1,712	1,712	(6)
UBS AG	COP	2,500,000	1,366	5/3/13	USD	1,362	1,362	(4)
			$22,376				$22,400	$24

Futures Contracts:

The Portfolio had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note
	123	$27,116	Jun-13	$— @
U.S. Treasury 5 yr. Note
	165	20,469	Jun-13	17
U.S. Treasury 30 yr. Bond
	19	2,745	Jun-13	19
U.S. Treasury Ultra Long Bond
	4	630	Jun-13	(2)
Short:
U.S. Treasury 10 yr. Note
	96	(12,670)	Jun-13	(68)
				$(34)

Credit Default Swap Agreements

The Portfolio had the following credit default swap agreements open at period end March 28, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation† (unaudited)
Barclays Bank
Alcoa, Inc.	Buy	$800	1.00%	6/20/18	$72	$4	$76	BBB+
Barclays Bank
Devon Energy Corporation	Buy	850	1.00	6/20/18	13	(1)	12	BBB+
Barclays Bank
Transocean, Inc.	Buy	875	1.00	6/20/18	38	(1)	37	BBB+
JPMorgan Chase
CDX.NA.IG.20	Sell	3,000	1.00	6/20/18	17	(3)	14	NR
JPMorgan Chase
Kohl’s Corporation	Buy	900	1.00	6/20/18	51	(2)	49	BBB+
		$6,425			$191	$(3)	$188

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 28, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23		$2,340	$(33)
Barclays Bank	3 Month NZBBR	Pay	3.51	3/4/16	NZD	11,060	10
Barclays Bank	3 Month LIBOR	Receive	0.81	9/24/17		$3,590	2
Credit Suisse	3 Month LIBOR	Receive	0.82	9/13/17	5,400		(2)
Deutsche Bank	3 Month LIBOR	Receive	0.82	7/24/17	9,132		(24)
Goldman Sachs	3 Month CDOR	Pay	1.75	8/1/16	CAD	18,440	60
Goldman Sachs	3 Month LIBOR	Receive	0.83	8/3/16		$18,070	(35)
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	3,730		(45)
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	4,120		(39)
							$(106)

@ Amount is less than $500.

† Credit Rating as issued by Standard and Poor’s.

CDOR	Canadian Dealer Offered Rate.
LIBOR	London Interbank Offered Rate.
NZBBR	New Zealand Bank Bill Rate.
NR	Not Rated.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
COP	— Colombian Peso
EUR	— Euro
NZD	— New Zealand Dollar
USD	— United States Dollar
ZAR	— South African Rand

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

		Face Amount (000)	Value (000)
Fixed Income Securities (97.7%)
Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus,
8.95%, 1/26/18		$3,300	$3,539

Brazil (10.6%)
Corporate Bonds (3.3%)
Banco BTG Pactual SA,
4.00%, 1/16/20 (a)		4,428	4,284
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21		870	999
6.75%, 1/27/21 (a)		1,280	1,470
Odebrecht Finance Ltd.,
6.00%, 4/5/23 (a)		3,183	3,581
7.13%, 6/26/42 (a)		3,260	3,708
			14,042
Sovereign (7.3%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (a)		1,360	1,540
5.50%, 7/12/20		6,600	7,475
6.37%, 6/16/18 (a)(c)		1,788	2,074
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (b)		10,390	11,344
Brazilian Government International Bond,
7.13%, 1/20/37		4,550	6,336
8.00%, 1/15/18		63	74
Caixa Economica Federal,
3.50%, 11/7/22 (a)		2,280	2,189
			31,032
			45,074
Colombia (4.1%)
Sovereign (4.1%)
Colombia Government International Bond,
4.38%, 7/12/21		3,750	4,204
4.38%, 3/21/23	COP	6,856,000	3,896
6.13%, 1/18/41		$2,200	2,779
7.38%, 3/18/19		2,040	2,637
11.75%, 2/25/20		2,390	3,746
			17,262
Costa Rica (0.3%)
Sovereign (0.3%)
Costa Rica Government International Bond,
4.25%, 1/26/23 (a)		1,330	1,335

Dominican Republic (0.5%)
Sovereign (0.5%)
Dominican Republic International Bond,
7.50%, 5/6/21		1,760	1,981

	Face Amount (000)	Value (000)
Ecuador (0.1%)
Sovereign (0.1%)
Ecuador Government International Bond,
9.38%, 12/15/15	$470	$492

El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond,
5.88%, 1/30/25 (a)	1,250	1,317

Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
6.38%, 3/29/21	1,610	1,666
7.63%, 3/29/41	520	533
		2,199
India (0.2%)
Corporate Bond (0.2%)
Reliance Holdings USA, Inc.,
6.25%, 10/19/40 (a)	660	731

Indonesia (7.2%)
Sovereign (7.2%)
Indonesia Government International Bond,
6.88%, 1/17/18 (a)	250	296
7.75%, 1/17/38	600	840
7.75%, 1/17/38 (a)	2,926	4,098
11.63%, 3/4/19 (a)	640	931
Majapahit Holding BV,
7.75%, 1/20/20	10,950	13,469
Pertamina Persero PT,
4.88%, 5/3/22	2,030	2,116
5.25%, 5/23/21	2,820	3,046
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	5,320	5,799
		30,595
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond,
5.75%, 12/31/32	1,830	1,706

Kazakhstan (4.0%)
Sovereign (4.0%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	2,450	2,383
5.50%, 12/20/15	210	227
5.50%, 12/20/15 (a)	357	385
Intergas Finance BV,
6.38%, 5/14/17	410	461
KazMunaiGaz Finance Sub BV,
6.38%, 4/9/21 (a)	2,140	2,501

		Face Amount (000)	Value (000)
6.38%, 4/9/21		$3,260	$3,810
9.13%, 7/2/18 (a)		2,610	3,298
9.13%, 7/2/18		3,280	4,145
			17,210
Lithuania (0.4%)
Sovereign (0.4%)
Lithuania Government International Bond,
6.63%, 2/1/22 (a)		1,290	1,585

Malaysia (0.7%)
Sovereign (0.7%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	9,500	3,069

Mexico (13.4%)
Corporate Bonds (1.0%)
Cemex SAB de CV,
9.00%, 1/11/18 (a)		$391	435
9.50%, 6/15/18		500	584
9.50%, 6/15/18 (a)(c)		1,260	1,471
Tenedora Nemak SA de CV,
5.50%, 2/28/23 (a)(c)		1,560	1,583
			4,073
Sovereign (12.4%)
Mexican Bonos,
8.00%, 6/11/20	MXN	94,900	9,201
Mexico Government International Bond,
3.63%, 3/15/22 (c)		$4,230	4,505
5.95%, 3/19/19		4,472	5,433
6.05%, 1/11/40		2,890	3,591
6.75%, 9/27/34		3,871	5,168
Pemex Project Funding Master Trust,
6.63%, 6/15/35 – 6/15/38		2,901	3,485
8.63%, 12/1/23		1,350	1,738
Petroleos Mexicanos,
4.88%, 1/24/22		8,590	9,535
5.50%, 1/21/21		7,520	8,667
8.00%, 5/3/19		1,176	1,511
			52,834
			56,907
Mongolia (0.4%)
Sovereign (0.4%)
Mongolia Government International Bond,
5.13%, 12/5/22 (a)		1,611	1,510

Panama (0.8%)
Sovereign (0.8%)
Panama Government International Bond,
5.20%, 1/30/20		890	1,042
8.88%, 9/30/27		1,183	1,835

		Face Amount (000)	Value (000)
9.38%, 4/1/29		$240	$392
			3,269
Peru (3.0%)
Corporate Bonds (0.2%)
Corp. Azucarera del Peru SA,
6.38%, 8/2/22 (a)		850	897

Sovereign (2.8%)
El Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)		707	689
Peruvian Government International Bond,
7.35%, 7/21/25		3,700	5,241
8.20%, 8/12/26 (Units) (d)	PEN	10,590	5,728
			11,658
			12,555
Philippines (4.5%)
Sovereign (4.5%)
Philippine Government International Bond,
4.00%, 1/15/21 (c)		$7,382	8,176
8.38%, 6/17/19		2,171	2,937
9.50%, 2/2/30		4,771	7,836
			18,949
Poland (2.6%)
Sovereign (2.6%)
Poland Government International Bond,
3.00%, 3/17/23		10,250	9,953
5.00%, 3/23/22		810	927
			10,880
Romania (0.3%)
Sovereign (0.3%)
Romanian Government International Bond,
4.38%, 8/22/23 (a)		1,465	1,442

Russia (14.8%)
Corporate Bonds (1.2%)
Severstal OAO Via Steel Capital SA,
5.90%, 10/17/22 (a)		2,700	2,693
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
7.75%, 2/2/21 (a)(c)		1,310	1,471
VimpelCom Holdings BV,
7.50%, 3/1/22 (a)		840	937
			5,101
Sovereign (13.6%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17 (a)		1,401	1,538

		Face Amount (000)	Value (000)
6.30%, 5/15/17		$4,300	$4,719
7.18%, 5/16/13		10	10
Russian Federal Bond - OFZ,
8.15%, 2/3/27	RUB	122,950	4,276
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42 (a)		$11,000	12,375
7.50%, 3/31/30 (a)		487	604
7.50%, 3/31/30		12,795	15,875
12.75%, 6/24/28		2,700	5,171
Russian Railways via RZD Capital PLC,
5.70%, 4/5/22		3,800	4,199
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20		7,942	9,262
			58,029
			63,130
Serbia (0.4%)
Sovereign (0.4%)
Republic of Serbia,
5.25%, 11/21/17 (a)		1,510	1,563

South Africa (1.9%)
Sovereign (1.9%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21		3,230	3,512
5.75%, 1/26/21 (a)		3,278	3,565
Transnet SOC Ltd.,
4.00%, 7/26/22 (a)		1,150	1,107
			8,184
Sri Lanka (0.3%)
Sovereign (0.3%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (a)		580	604
6.25%, 10/4/20		139	149
6.25%, 10/4/20 (a)		510	546
			1,299
Thailand (0.4%)
Corporate Bond (0.4%)
PTT Global Chemical PCL,
4.25%, 9/19/22 (a)		1,710	1,792

Turkey (6.1%)
Sovereign (6.1%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)		3,210	3,579
Turkey Government International Bond,
5.63%, 3/30/21		13,400	15,350
6.88%, 3/17/36		3,879	4,795
11.88%, 1/15/30		1,340	2,449
			26,173

	Face Amount (000)	Value (000)
Ukraine (4.5%)
Sovereign (4.5%)
Ukraine Government International Bond,
6.75%, 11/14/17	$860	$854
7.80%, 11/28/22	18,180	18,498
		19,352
Uruguay (0.6%)
Sovereign (0.6%)
Uruguay Government International Bond,
8.00%, 11/18/22	1,840	2,574
Venezuela (13.6%)
Sovereign (13.6%)
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	560	539
Petroleos de Venezuela SA,
8.50%, 11/2/17	17,560	17,121
12.75%, 2/17/22 (c)	7,250	8,210
Venezuela Government International Bond,
6.00%, 12/9/20	880	737
7.65%, 4/21/25	3,450	3,036
9.00%, 5/7/23	2,030	1,954
9.25%, 9/15/27 (c)	21,934	21,693
11.75%, 10/21/26	4,250	4,724
		58,014
Total Fixed Income Securities (Cost $388,974)		415,688

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (e)(f)	750	135

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (e)(f)	3,750	116
Total Warrants (Cost $—)		251

	Shares
Short-Term Investments (10.1%)
Securities held as Collateral on Loaned Securities (7.7%)
Investment Company (6.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	29,239,828	29,240

	Face Amount (000)	Value (000)
Repurchase Agreement (0.8%)
Barclays Capital, Inc., (0.15%, dated 3/28/13, due 4/1/13; proceeds $3,404; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.50% due 2/15/16 - 7/31/17; valued at $3,472)	$3,404	$3,404
Total Securities held as Collateral on Loaned Securities (Cost $32,644)		32,644

	Shares
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $10,369)	10,368,791	10,369
Total Short-Term Investments (Cost $43,013)		43,013
Total Investments (107.9%) (Cost $431,987) Including $32,054 of Securities Loaned (h)+		458,952
Liabilities in Excess of Other Assets (-7.9%)		(33,453)
Net Assets		$425,499

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $32,054,000 and $32,647,000, respectively. The Portfolio received cash collateral of approximately $32,644,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 28, 2013, there was uninvested cash of approximately $3,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Consists of one or more classes of securities traded together as a unit.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.
(f)	Security has been deemed illiquid at March 28, 2013.
(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)	Securities are available for collateral in connection with open foreign currency exchange contracts and future contracts.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $431,987,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $26,965,000 of which approximately $28,875,000 related to appreciated securities and approximately $1,910,000 related to depreciated securities.

OJSC	Open Joint Stock Company.

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at March 28,2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	RUB	132,000	$4,233	4/19/13	USD	4,253	$4,253	$20
JPMorgan Chase	USD	4,285	4,285	4/19/13	RUB	132,000	4,233	(52)
			$8,518				$8,486	$(32)

COP	— Colombian Peso
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
RUB	— Russian Ruble
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note
	170	$(22,437)	Jun-13	$40

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report -

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (97.2%)
Austria (0.6%)
Vienna Insurance Group AG Wiener Versicherung Gruppe	47,650	$2,308

Brazil (7.9%)
Banco Bradesco SA (Preference) (a)	286,330	4,838
BRF - Brasil Foods SA	340,394	7,513
CCR SA	303,800	3,088
Cia de Bebidas das Americas (Preference) ADR	144,600	6,121
PDG Realty SA Empreendimentos e Participacoes	762,600	1,174
Petroleo Brasileiro SA	146,437	1,221
Petroleo Brasileiro SA (Preference)	184,504	1,675
Petroleo Brasileiro SA ADR	88,100	1,460
Petroleo Brasileiro SA Sponsored ADR	93,793	1,702
Raia Drogasil SA	139,800	1,491
Ultrapar Participacoes SA	101,120	2,557
		32,840
Chile (2.0%)
Empresa Nacional de Electricidad SA	997,593	1,766
SACI Falabella	309,856	3,733
Sociedad Quimica y Minera de Chile SA ADR	54,600	3,027
		8,526
China (10.4%)
Bank of China Ltd. H Shares (b)	11,495,000	5,331
Baoxin Auto Group Ltd. (a)(b)(c)	581,500	449
Beijing Enterprises Holdings Ltd. (b)	195,000	1,502
Belle International Holdings Ltd. (b)	788,000	1,310
China Citic Bank Corp., Ltd. H Shares (a)(b)	769,000	462
China Coal Energy Co., Ltd. H Shares (b)(c)	655,000	584
China Construction Bank Corp. H Shares (b)	5,027,430	4,106
China Life Insurance Co., Ltd. H Shares (b)	314,000	813
China Mengniu Dairy Co., Ltd. (b)	814,000	2,338
China Mobile Ltd. (b)	221,500	2,346
China Oilfield Services Ltd. H Shares (b)	514,000	1,077
China Overseas Grand Oceans Group Ltd. (b)(c)	536,000	707
China Overseas Land & Investment Ltd. (b)(c)	656,000	1,808
China Pacific Insurance Group Co., Ltd. H Shares (b)	1,206,800	3,972
China Petroleum & Chemical Corp. H Shares (b)	1,668,000	1,964
China Shenhua Energy Co., Ltd. H Shares (b)	240,000	872
Chow Tai Fook Jewellery Group Ltd. (b)(c)	120,400	164
CNOOC Ltd. (b)	681,000	1,309
Daphne International Holdings Ltd. (b)(c)	346,000	435
Qihoo 360 Technology Co., Ltd. ADR (a)(c)	45,201	1,339
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	791,900	1,742
Sino Biopharmaceutical (b)	1,916,000	1,338
Tencent Holdings Ltd. (b)	137,000	4,356
Tsingtao Brewery Co., Ltd. H Shares (b)(c)	282,000	1,798
Uni-President China Holdings Ltd. (b)	1,165,000	1,336
		43,458
Colombia (1.1%)
Almacenes Exito SA	47,448	858
Cemex Latam Holdings SA (a)	181,924	1,367
Grupo de Inversiones Suramericana SA	58,724	1,255

	Shares	Value (000)
Grupo de Inversiones Suramericana SA (Preference)	45,500	$977
		4,457
Greece (0.6%)
Coca Cola Hellenic Bottling Co. S.A.	84,368	2,260

Hong Kong (0.9%)
Samsonite International SA	1,532,700	3,830

Hungary (0.7%)
Richter Gedeon Nyrt	21,618	3,024

India (7.5%)
ACC Ltd.	98,464	2,100
Asian Paints Ltd.	26,445	2,393
Glenmark Pharmaceuticals Ltd.	308,355	2,626
HCL Technologies Ltd.	125,900	1,842
HDFC Bank Ltd.	365,043	4,200
IndusInd Bank Ltd.	324,842	2,419
ITC Ltd.	642,719	3,659
Larsen & Toubro Ltd.	64,543	1,623
Reliance Industries Ltd.	94,247	1,340
Sun Pharmaceutical Industries Ltd.	162,550	2,449
Tata Consultancy Services Ltd.	115,371	3,345
Tata Steel Ltd.	243,126	1,400
Zee Entertainment Enterprises Ltd.	525,616	2,035
		31,431
Indonesia (5.6%)
Adaro Energy Tbk PT	12,642,000	1,704
Bank Tabungan Negara Persero Tbk PT	12,561,764	2,198
Gudang Garam Tbk PT	406,500	2,048
Harum Energy Tbk PT	2,800,000	1,383
Indofood Sukses Makmur Tbk PT	2,624,500	2,012
Indosat Tbk PT	5,678,500	3,798
Kalbe Farma Tbk PT	16,727,500	2,135
Lippo Karawaci Tbk PT	27,882,000	3,931
Matahari Department Store Tbk PT (a)	1,926,000	2,180
Semen Gresik Persero Tbk PT	1,112,000	2,025
		23,414
Korea, Republic of (13.6%)
Cheil Industries, Inc.	17,744	1,407
Cheil Worldwide, Inc. (a)	40,355	872
Cosmax, Inc.	14,610	631
GS Retail Co., Ltd.	34,550	910
Hotel Shilla Co., Ltd.	2,914	144
Hyundai Engineering & Construction Co., Ltd.	49,484	2,949
Hyundai Glovis Co., Ltd.	11,627	2,006
Hyundai Motor Co.	31,171	6,262
Korean Air Lines Co., Ltd. (a)	23,670	864
KT Corp.	29,000	915
LG Chem Ltd.	3,786	902
LG Display Co., Ltd. (a)	13,420	389
LG Household & Health Care Ltd.	3,362	1,846
LG Uplus Corp. (a)	104,660	754
Mando Corp.	4,679	490

	Shares	Value (000)
NCSoft Corp.	11,148	$1,553
Nexon Co., Ltd.	230,000	2,231
Orion Corp.	1,263	1,235
Paradise Co., Ltd.	34,984	667
Samsung Electronics Co., Ltd.	14,386	19,524
Samsung Electronics Co., Ltd. (Preference)	4,698	3,665
Samsung Fire & Marine Insurance Co., Ltd. (a)	5,013	980
Shinhan Financial Group Co., Ltd.	37,162	1,331
SK C&C Co., Ltd.	15,942	1,426
SM Entertainment Co. (a)	25,786	1,088
Woongjin Coway Co., Ltd. (a)	41,662	1,850
		56,891
Malaysia (2.9%)
Astro Malaysia Holdings Bhd	2,270,300	2,126
CIMB Group Holdings Bhd	1,362,900	3,367
Gamuda Bhd	1,779,000	2,373
IHH Healthcare Bhd (a)	1,523,100	1,810
IJM Corp., Bhd	1,457,500	2,594
		12,270
Mexico (5.9%)
Alfa SAB de CV	987,200	2,409
Cemex SAB de CV ADR (a)(c)	369,000	4,505
Grupo Financiero Banorte SAB de CV Series O	238,100	1,909
Grupo Financiero Santander Mexico SAB de CV ADR (a)	258,000	3,981
Grupo Televisa SAB ADR	100,500	2,674
Mexichem SAB de CV	497,945	2,667
Wal-Mart de Mexico SAB de CV Series V	2,040,500	6,658
		24,803
Panama (0.6%)
Copa Holdings SA, Class A	19,500	2,332

Peru (1.4%)
Credicorp Ltd.	34,530	5,734

Philippines (5.4%)
BDO Unibank, Inc. (a)	2,049,100	4,506
Bloomberry Resorts Corp. (a)	5,635,500	1,967
DMCI Holdings, Inc.	2,115,580	2,851
International Container Terminal Services, Inc.	970,000	2,189
Metro Pacific Investments Corp.	28,916,000	3,954
Philippine Long Distance Telephone Co.	50,060	3,665
SM Investments Corp.	124,370	3,398
		22,530
Poland (3.8%)
Bank Pekao SA	39,058	1,883
Bank Zachodni WBK SA	40,907	3,165
Jeronimo Martins SGPS SA	231,947	4,518
Polskie Gornictwo Naftowe i Gazownictwo SA (a)	1,591,609	2,703
Powszechny Zaklad Ubezpieczen SA	17,263	2,141
Telekomunikacja Polska SA	752,622	1,541
		15,951

	Shares	Value (000)
Qatar (0.6%)
Industries Qatar QSC	56,980	$2,516

Russia (3.9%)
Eurasia Drilling Co., Ltd. GDR	47,318	1,680
Gazprom OAO ADR	163,343	1,396
Lukoil OAO ADR	82,858	5,336
Mail.ru Group Ltd. GDR	56,418	1,563
MegaFon OAO GDR (a)	76,729	2,379
MMC Norilsk Nickel OJSC ADR	110,600	1,868
Yandex N.V., Class A (a)	89,000	2,058
		16,280
South Africa (4.1%)
AngloGold Ashanti Ltd.	55,178	1,291
Life Healthcare Group Holdings Ltd. (c)	418,100	1,573
Mondi PLC	117,400	1,589
Naspers Ltd., Class N	50,837	3,167
Pick n Pay Stores Ltd. (c)	359,821	1,666
SABMiller PLC	69,996	3,696
Sasol Ltd.	90,600	4,013
		16,995
Switzerland (0.8%)
Swatch Group AG (The)	5,998	3,488

Taiwan (6.4%)
Asustek Computer, Inc.	154,928	1,842
Chailease Holding Co., Ltd.	867,000	2,406
Chailease Holding Co., Ltd. GDR (a)	44,900	624
CHC Healthcare Group	58,000	228
China Life Insurance Co., Ltd. (a)	1,604,413	1,594
Cleanaway Co., Ltd.	133,000	996
Formosa Plastics Corp.	297,000	701
Gourmet Master Co., Ltd.	36,000	200
Hon Hai Precision Industry Co., Ltd.	683,926	1,891
Lung Yen Life Service Corp.	274,000	948
MediaTek, Inc.	75,000	853
MStar Semiconductor, Inc.	104,000	840
Ruentex Development Co., Ltd.	151,000	308
Synnex Technology International Corp.	330,000	596
Taiwan Cement Corp.	1,199,000	1,476
Taiwan Semiconductor Manufacturing Co., Ltd.	2,410,000	8,059
Uni-President Enterprises Corp.	1,697,470	3,219
		26,781
Thailand (5.4%)
Bangkok Bank PCL NVDR	653,400	4,953
Bank of Ayudhya PCL (Foreign)	4,223,400	5,048
Banpu PCL	313,150	4,031
Land and Houses PCL NVDR	5,830,300	2,548
Robinson Department Store PCL	702,100	1,834
Supalai PCL	2,871,600	2,040
Total Access Communication PCL NVDR	635,500	2,056
		22,510

	Shares	Value (000)
Turkey (4.1%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	373,497	$5,987
Haci Omer Sabanci Holding AS	631,113	3,732
Tupras Turkiye Petrol Rafinerileri AS	59,890	1,804
Turkiye Garanti Bankasi AS	1,085,258	5,758
		17,281
United States (1.0%)
Yum! Brands, Inc. (c)	59,818	4,303
Total Common Stocks (Cost $335,247)		406,213

Investment Company (0.7%)
India (0.7%)
Morgan Stanley Growth Fund (a)(d) (Cost $450)	2,498,337	2,904

Short-Term Investments (5.2%)
Securities held as Collateral on Loaned Securities (3.1%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	11,620,875	11,621

	Face Amount (000)
Repurchase Agreement (0.3%)
Barclays Capital, Inc., (0.15%, dated 3/28/13, due 4/1/13; proceeds $1,353; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.50% due 2/15/16 - 7/31/17; valued at $1,380)	$1,353	1,353
Total Securities held as Collateral on Loaned Securities (Cost $12,974)		12,974

	Shares
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $8,901)	8,901,055	8,901
Total Short-Term Investments (Cost $21,875)		21,875
Total Investments (103.1%) (Cost $357,572) Including $12,536 of Securities Loaned (f)+		430,992
Liabilities in Excess of Other Assets (-3.1%)		(12,846)
Net Assets (100.0%)		$418,146

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $12,536,000 and $12,975,000, respectively. The Portfolio received cash collateral of approximately $12,974,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 28, 2013, there was uninvested cash of approximately $1,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

For the three months ended March 28, 2013, there were no transactions in Morgan Stanley Growth Fund, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $357,572,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $73,420,000 of which approximately $94,115,000 related to appreciated securities and approximately $20,695,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
OJSC	Open Joint Stock Company.

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013 :

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized (Depreciation) (000)
State Street Bank and Trust Co.	JPY	155,141	$1,648	4/18/13	USD	1,610	$1,610	$(38)

JPY	—	Japanese Yen

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report -

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (97.6%)
France (6.2%)
Legrand SA	23,651	$1,031
Sanofi	36,245	3,683
		4,714
Germany (4.4%)
SAP AG	42,341	3,392

Italy (1.1%)
Davide Campari-Milano SpA	105,387	820

Netherlands (2.5%)
DE Master Blenders 1753 N.V. (a)	121,954	1,884

Sweden (2.3%)
Swedish Match AB	57,907	1,798

Switzerland (9.4%)
Nestle SA (Registered)	99,665	7,207

United Kingdom (36.5%)
Admiral Group PLC	26,723	541
British American Tobacco PLC	138,194	7,406
Diageo PLC	115,939	3,655
Experian PLC	68,293	1,183
Imperial Tobacco Group PLC	112,791	3,940
Reckitt Benckiser Group PLC	78,337	5,616
Unilever PLC	132,751	5,616
		27,957
United States (35.2%)
Accenture PLC, Class A	46,569	3,538
Dr. Pepper Snapple Group, Inc.	62,856	2,951
Herbalife Ltd.	34,545	1,294
Kraft Foods Group, Inc.	25,641	1,321
Mead Johnson Nutrition Co.	21,736	1,683
Microsoft Corp.	114,819	3,285
Mondelez International, Inc., Class A	52,912	1,620
Moody’s Corp.	25,807	1,376
NIKE, Inc., Class B	14,215	839
Philip Morris International, Inc.	39,005	3,616
Procter & Gamble Co. (The)	45,806	3,530
Visa, Inc., Class A	11,515	1,956
		27,009
Total Common Stocks (Cost $49,519)		74,781

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $1,457)	1,457,418	1,457

Total Investments (99.5%) (Cost $50,976) +	76,238
Other Assets in Excess of Liabilities (0.5%)	375
Net Assets (100.0%)	$76,613

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $50,976,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $25,262,000 of which approximately $25,262,000 related to appreciated securities and $0 related to depreciated securities.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report -

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (98.2%)
Australia (7.5%)
CFS Retail Property Trust Group REIT	78,100	$163
Commonwealth Property Office Fund REIT	160,819	186
Dexus Property Group REIT	510,419	553
Federation Centres REIT	141,250	347
Goodman Group REIT	146,090	727
GPT Group REIT	212,797	822
Investa Office Fund REIT	38,820	124
Mirvac Group REIT	324,483	547
Stockland REIT	143,413	545
Westfield Group REIT	223,676	2,527
Westfield Retail Trust REIT	358,139	1,126
		7,667
Austria (0.1%)
Atrium European Real Estate Ltd.	22,436	129

Belgium (0.1%)
Befimmo SCA Sicafi REIT	375	24
Cofinimmo REIT	325	37
		61
Brazil (0.6%)
BR Malls Participacoes SA	8,260	103
BR Properties SA	18,400	204
Iguatemi Empresa de Shopping Centers SA	17,200	217
PDG Realty SA Empreendimentos e Participacoes	75,900	117
		641
Canada (2.6%)
Boardwalk REIT	9,560	588
Brookfield Canada Office Properties REIT	7,814	218
Calloway REIT	6,135	177
Canadian Apartment Properties REIT	2,029	50
Crombie Real Estate Investment Trust REIT	8,570	125
Extendicare, Inc.	19,280	154
First Capital Realty, Inc.	6,600	123
RioCan REIT	43,347	1,186
		2,621
China (2.6%)
Agile Property Holdings Ltd. (a)	352,000	420
China Overseas Land & Investment Ltd. (a)	118,000	325
China Resources Land Ltd. (a)	187,000	523
Country Garden Holdings Co., Ltd. (a)(b)	1,174,415	587
Evergrande Real Estate Group Ltd. (a)	510,000	206
Guangzhou R&F Properties Co., Ltd. H Shares (a)	194,400	326
Shimao Property Holdings Ltd. (a)	156,000	299
		2,686
Finland (0.1%)
Citycon Oyj	3,526	10
Sponda Oyj	28,559	135
		145

	Shares	Value (000)
France (3.3%)
Altarea REIT	208	$38
Fonciere Des Regions REIT	1,811	142
Gecina SA REIT	2,223	258
ICADE REIT	2,868	251
Klepierre REIT	7,129	280
Mercialys SA REIT	13,689	280
Societe de la Tour Eiffel REIT	892	51
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	782	83
Unibail-Rodamco SE REIT	8,314	1,937
		3,320
Germany (0.7%)
Alstria Office AG REIT	15,039	169
Deutsche Euroshop AG	3,081	125
Deutsche Wohnen AG	1,340	24
GSW Immobilien AG	1,120	44
LEG Immobilien AG (b)	5,154	276
Prime Office AG REIT	18,928	78
		716
Hong Kong (12.3%)
Hang Lung Properties Ltd.	134,000	501
Henderson Land Development Co., Ltd.	55,765	381
Hongkong Land Holdings Ltd.	251,500	1,864
Hysan Development Co., Ltd.	176,921	893
Kerry Properties Ltd.	196,699	873
Link REIT (The)	131,500	717
New World Development Co., Ltd.	396,515	671
Sino Land Co., Ltd.	320,100	543
Sun Hung Kai Properties Ltd.	323,804	4,363
Swire Properties Ltd.	163,900	582
Wharf Holdings Ltd.	127,816	1,139
		12,527
India (0.1%)
Religare Health Trust (Units) (b)(c)	104,000	76

Italy (0.1%)
Beni Stabili SpA	232,254	138

Japan (13.8%)
Activia Properties, Inc. REIT	10	96
Daiwahouse Residential Investment Corp. REIT	10	48
GLP J REIT	252	271
Japan Real Estate Investment Corp. REIT	59	815
Japan Retail Fund Investment Corp. REIT	41	101
Mitsubishi Estate Co., Ltd.	149,000	4,196
Mitsui Fudosan Co., Ltd.	113,000	3,207
Nippon Accommodations Fund, Inc. REIT	9	76
Nippon Building Fund, Inc. REIT	82	1,146
Nippon Prologis REIT, Inc. REIT (b)	31	338
Nomura Real Estate Holdings, Inc.	3,300	74
NTT Urban Development Corp.	48	58
Orix JREIT, Inc. REIT	72	101
Sumitomo Realty & Development Co., Ltd.	76,000	2,943

	Shares	Value (000)
Tokyo Tatemono Co., Ltd.	31,000	$220
Tokyu Land Corp.	9,000	84
Tokyu REIT, Inc.	3	23
United Urban Investment Corp. REIT	123	200
		13,997
Malta (0.0%)
BGP Holdings PLC (b)(d)(e)	5,886,464	—

Netherlands (0.6%)
Corio N.V. REIT	7,999	373
Eurocommercial Properties N.V. CVA REIT	4,633	169
Vastned Retail N.V. REIT	1,272	53
Wereldhave N.V. REIT	767	53
		648
Norway (0.2%)
Norwegian Property ASA	92,645	145

Singapore (3.5%)
Ascendas Real Estate Investment Trust REIT	74,000	155
CapitaCommercial Trust REIT	160,000	204
CapitaLand Ltd.	289,000	823
CapitaMall Trust REIT	234,000	394
CapitaMalls Asia Ltd.	120,000	198
City Developments Ltd.	30,000	274
Global Logistic Properties Ltd.	370,000	782
Keppel Land Ltd.	24,000	76
Mapletree Commercial Trust REIT	140,000	152
Mapletree Greater China Commercial Trust REIT (b)	259,000	217
Suntec REIT	106,000	154
UOL Group Ltd.	20,000	113
		3,542
Sweden (0.7%)
Atrium Ljungberg AB, Class B	9,683	135
Castellum AB	12,718	181
Hufvudstaden AB, Class A	28,631	360
		676
Switzerland (1.0%)
Mobimo Holding AG (Registered) (b)	280	63
PSP Swiss Property AG (Registered) (b)	7,496	683
Swiss Prime Site AG (Registered) (b)	2,771	224
		970
United Kingdom (5.3%)
Big Yellow Group PLC REIT	12,232	66
British Land Co., PLC REIT	104,529	863
Capital & Counties Properties PLC	32,121	133
Capital & Regional PLC (b)	236,701	119
Derwent London PLC REIT	9,122	298
Grainger PLC	48,112	99
Great Portland Estates PLC REIT	39,972	301

	Shares	Value (000)
Hammerson PLC REIT	91,176	$681
Intu Properties PLC REIT	54,227	275
Land Securities Group PLC REIT	84,943	1,070
London & Stamford Property PLC	55,327	89
LXB Retail Properties PLC (b)	169,987	294
Quintain Estates & Development PLC (b)	165,217	168
Safestore Holdings PLC	130,323	235
Segro PLC REIT	48,103	186
Shaftesbury PLC REIT	12,289	109
ST Modwen Properties PLC	41,276	162
Unite Group PLC	51,592	252
		5,400
United States (43.0%)
Acadia Realty Trust REIT	9,351	260
Alexandria Real Estate Equities, Inc. REIT	4,030	286
American Campus Communities, Inc. REIT	790	36
Apartment Investment & Management Co., Class A REIT	13,335	409
Ashford Hospitality Trust, Inc. REIT	18,110	224
Assisted Living Concepts, Inc., Class A	12,555	149
AvalonBay Communities, Inc. REIT	21,543	2,729
Boston Properties, Inc. REIT	20,390	2,061
Brookfield Office Properties, Inc.	45,441	780
Camden Property Trust REIT	13,731	943
Cousins Properties, Inc. REIT	27,963	299
DCT Industrial Trust, Inc. REIT	80,060	592
Digital Realty Trust, Inc. REIT	6,890	461
Duke Realty Corp. REIT	25,030	425
Equity Lifestyle Properties, Inc. REIT	10,990	844
Equity Residential REIT	69,379	3,820
Essex Property Trust, Inc. REIT	1,630	246
Federal Realty Investment Trust REIT	3,811	412
Forest City Enterprises, Inc., Class A (b)	81,167	1,442
General Growth Properties, Inc. REIT	84,906	1,688
HCP, Inc. REIT	47,742	2,380
Health Care, Inc. REIT	5,486	373
Healthcare Realty Trust, Inc. REIT	29,597	840
Host Hotels & Resorts, Inc. REIT	155,069	2,712
Hudson Pacific Properties, Inc. REIT	15,800	344
Lexington Realty Trust REIT	3,810	45
Macerich Co. (The) REIT	19,312	1,243
Mack-Cali Realty Corp. REIT	31,303	896
ProLogis, Inc. REIT	18,979	759
PS Business Parks, Inc. REIT	3,378	267
Public Storage REIT	12,516	1,906
Regency Centers Corp. REIT	34,229	1,811
Retail Opportunity Investments Corp. REIT	6,926	97
Senior Housing Properties Trust REIT	37,194	998
Simon Property Group, Inc. REIT	37,061	5,876
Sovran Self Storage, Inc. REIT	2,560	165
Starwood Hotels & Resorts Worldwide, Inc.	21,105	1,345
Taubman Centers, Inc. REIT	600	47
Terreno Realty Corp. REIT	2,290	41
Ventas, Inc. REIT	10,190	746
Vornado Realty Trust REIT	30,744	2,571

	Shares	Value (000)
Winthrop Realty Trust REIT	10,209	$128
		43,696
Total Common Stocks (Cost $72,639)		99,801

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $1,451)	1,451,039	1,451
Total Investments (99.6%) (Cost $74,090) +		101,252
Other Assets in Excess of Liabilities (0.4%)		415
Net Assets (100.0%)		$101,667

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)

At March 28, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at March 28, 2013.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $74,090,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $27,162,000 of which approximately $27,758,000 related to appreciated securities and approximately $596,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Face Amount (000)	Value (000)
Fixed Income Securities (38.4%)
Agency Fixed Rate Mortgages (3.5%)
United States (3.5%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.50%, 4/25/43 (a)	$45	$47
Gold Pools:
3.50%, 8/1/42	36	38
4.00%, 11/1/42	199	218
Federal National Mortgage Association,
April TBA:
2.50%, 4/25/28 (a)	75	78
3.50%, 4/25/43 (a)	195	206
Conventional Pools:
3.50%, 12/1/42	194	205
4.00%, 11/1/41 — 12/1/41	378	405
5.00%, 1/1/41 — 3/1/41	298	331
5.50%, 2/1/38	109	120
6.00%, 1/1/38	130	142
6.50%, 8/1/38	19	21
Government National Mortgage Association,
April TBA:
3.00%, 4/25/43 (a)	345	361
Various Pool
4.50%, 8/15/39	76	83
Total Agency Fixed Rate Mortgages (Cost $2,242)		2,255

Asset-Backed Securities (0.5%)
United States (0.5%)
Ally Auto Receivables Trust,
0.97%, 8/17/15	86	86
CNH Equipment Trust,
1.20%, 5/16/16	56	56
CVS Pass-Through Trust,
6.04%, 12/10/28	62	74
North Carolina State Education Assistance Authority,
1.10%, 7/25/25 (b)	100	101
Total Asset-Backed Securities (Cost $303)		317

Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
United States (0.5%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22	99	99
2.40%, 6/25/22	245	248
Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $351)		347

Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
COMM Mortgage Trust,
2.85%, 10/15/45	100	101
3.28%, 1/10/46	45	46
Commercial Mortgage Pass-Through Certificates,
2.82%, 11/15/45	57	58

	Face Amount (000)		Value (000)
GS Mortgage Securities Corp. II,
3.28%, 2/10/46	$31		$32
JP Morgan Chase Commercial Mortgage Securities Trust,
4.17%, 8/15/46	105		118
Queens Center Mortgage Trust,
3.28%, 1/11/37 (c)	78		79
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63	40		43
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45	62		63
Total Commercial Mortgage-Backed Securities (Cost $529)			540

Corporate Bonds (7.8%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	100	150
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	$35		39
Macquarie Group Ltd.,
6.00%, 1/14/20 (c)	50		55
Wesfarmers Ltd.,
2.98%, 5/18/16 (c)	30		32
Westpac Banking Corp.,
3.00%, 12/9/15	50		53
			329
Brazil (0.2%)
Petrobras International Finance Co.,
5.75%, 1/20/20	50		55
Vale Overseas Ltd.,
5.63%, 9/15/19	85		96
			151
Canada (0.1%)
Goldcorp, Inc.,
3.70%, 3/15/23	50		50

France (0.5%)
Banque Federative du Credit Mutuel SA,
3.00%, 10/29/15	EUR	50	67
BNP Paribas SA,
5.00%, 1/15/21 (d)	$60		68
Credit Agricole SA,
3.90%, 4/19/21	EUR	50	64
5.88%, 6/11/19	50		72
Veolia Environnement SA,
6.75%, 4/24/19	50		82
			353
Germany (0.1%)
Deutsche Bank AG,
5.00%, 6/24/20	50		71

	Face Amount (000)		Value (000)
Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16	$55		$63

Israel (0.1%)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	50		53

Italy (0.9%)
Banca Monte dei Paschi di Siena SpA,
4.88%, 9/15/16	EUR	100	133
Enel Finance International N.V.,
5.13%, 10/7/19 (c)	$100		106
Finmeccanica Finance SA,
8.13%, 12/3/13	EUR	100	133
Telecom Italia Finance SA,
7.75%, 1/24/33	30		44
UniCredit SpA,
4.25%, 7/29/16	50		70
4.38%, 2/10/14	50		66
			552
Luxembourg (0.1%)
ITW Finance Europe SA,
5.25%, 10/1/14	50		69

Netherlands (0.4%)
ABN Amro Bank N.V.,
3.63%, 10/6/17	50		71
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.75%, 11/9/20	50		67
ING Bank N.V.,
5.25%, 6/5/18	50		77
ING US, Inc.,
2.90%, 2/15/18 (c)	$25		25
			240
Spain (0.2%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	50	66
Gas Natural Capital Markets SA,
4.13%, 1/26/18	50		69
			135
Sweden (0.2%)
Nordea Bank AB,
4.00%, 3/29/21	70		97

Switzerland (0.0%)
ABB Treasury Center USA, Inc.,
2.50%, 6/15/16 (c)(d)	$25		26

United Kingdom (1.6%)
Abbey National Treasury Services PLC,
3.63%, 10/14/16	EUR	100	141

		Face Amount (000)	Value (000)
Bank of Scotland PLC,
4.63%, 6/8/17	EUR	50	$74
Barclays Bank PLC,
6.00%, 1/23/18 — 1/14/21		100	142
BAT International Finance PLC,
5.38%, 6/29/17		50	75
GlaxoSmithKline Capital, Inc.,
2.80%, 3/18/23	$40		40
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	50	73
HSBC Holdings PLC,
4.50%, 4/30/14		50	67
6.25%, 3/19/18		50	76
Imperial Tobacco Finance PLC,
8.38%, 2/17/16		50	77
National Grid Gas PLC,
5.13%, 5/14/13		50	65
Nationwide Building Society,
6.25%, 2/25/20 (c)	$100		117
Standard Chartered PLC,
5.75%, 4/30/14	EUR	50	68
			1,015
United States (2.8%)
AbbVie, Inc.,
2.90%, 11/6/22 (c)	$50		50
Agilent Technologies, Inc.,
5.50%, 9/14/15		30	33
Amgen, Inc.,
3.88%, 11/15/21		25	27
AT&T, Inc.,
6.30%, 1/15/38		40	48
BA Covered Bond Issuer,
4.25%, 4/5/17	EUR	50	72
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC,
5.13%, 1/15/15 (c)	$25		26
Boston Scientific Corp.,
6.00%, 1/15/20		45	53
Cardinal Health, Inc.,
3.20%, 3/15/23		50	50
CBS Corp.,
5.75%, 4/15/20		35	41
Cigna Corp.,
5.38%, 2/15/42		25	28
Citigroup, Inc.,
8.50%, 5/22/19 (e)		85	113
ConAgra Foods, Inc.,
3.20%, 1/25/23		15	15
4.65%, 1/25/43		25	25
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21		10	11
Enterprise Products Operating LLC,
3.35%, 3/15/23		50	51
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18 (c)		20	20
3.88%, 3/15/23 (c)		25	25

	Face Amount (000)		Value (000)
General Electric Capital Corp.,
5.30%, 2/11/21	$40		$46
Genworth Financial, Inc.,
7.20%, 2/15/21	50		58
Georgia-Pacific LLC,
8.88%, 5/15/31	40		60
Goldman Sachs Group, Inc. (The),
4.38%, 3/16/17	EUR	50	70
6.75%, 10/1/37	$50		56
Hewlett-Packard Co.,
4.65%, 12/9/21	10		10
Home Depot, Inc.,
5.40%, 9/15/40	50		59
JPMorgan Chase & Co.,
4.25%, 10/15/20	100		110
L-3 Communications Corp.,
4.75%, 7/15/20	80		89
Marathon Petroleum Corp.,
5.13%, 3/1/21	35		41
Merrill Lynch & Co., Inc.,
6.75%, 5/21/13	EUR	50	65
NBC Universal Media LLC,
4.38%, 4/1/21	$90		102
Omnicom Group, Inc.,
3.63%, 5/1/22	50		51
Plains All American Pipeline LP/PAA Finance Corp.,
8.75%, 5/1/19	50		68
PPL WEM Holdings PLC,
3.90%, 5/1/16 (c)	60		64
Santander Holdings USA, Inc.,
3.00%, 9/24/15	10		10
SLM Corp.,
6.25%, 1/25/16	65		71
Wells Fargo & Co.,
3.45%, 2/13/23	50		51
Wells Fargo Bank NA,
6.00%, 5/23/13	EUR	50	65
			1,834
Total Corporate Bonds (Cost $4,945)			5,038

Mortgages - Other (0.2%)
United States (0.2%)
Extended Stay America Trust,
2.96%, 12/5/31 (c) (Cost $101)	$100		102

Sovereign (22.2%)
Australia (0.7%)
Australia Government Bond,
5.25%, 3/15/19	AUD	120	139
Treasury Corp. of Victoria,
5.75%, 11/15/16	300		338
			477

	Face Amount (000)		Value (000)
Brazil (0.4%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20	$200		$227

Canada (0.5%)
Canadian Government Bond,
3.75%, 6/1/19	CAD	100	112
4.25%, 6/1/18	200		225
			337
Denmark (0.2%)
Denmark Government Bond,
4.00%, 11/15/19	DKK	485	101

France (0.3%)
France Government Bond OAT,
5.50%, 4/25/29	EUR	100	175

Germany (0.8%)
Bundesrepublik Deutschland,
1.75%, 7/4/22	50		67
4.25%, 7/4/17 — 7/4/39	185		310
4.75%, 7/4/34	90		167
			544
Ireland (0.1%)
Ireland Government Bond,
3.90%, 3/20/23	60		75

Italy (0.7%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 9/1/20	175		225
5.50%, 11/1/22	175		238
			463
Japan (2.3%)
Japan Government Ten Year Bond,
1.10%, 3/20/21	JPY	70,000	786
Japan Government Thirty Year Bond,
1.70%, 6/20/33	65,000		723
			1,509
Kazakhstan (0.4%)
KazMunaiGaz Finance Sub BV,
6.38%, 4/9/21	$200		234

Mexico (0.8%)
Mexican Bonos,
10.00%, 12/5/24	MXN	2,500	292

	Face Amount (000)		Value (000)
Petroleos Mexicanos,
4.88%, 1/24/22	$200		$222
			514
Netherlands (0.3%)
Netherlands Government Bond,
4.00%, 7/15/19 (c)	EUR	140	212

New Zealand (0.2%)
New Zealand Government Bond,
6.00%, 5/15/21	NZD	100	99

Poland (0.9%)
Poland Government Bond,
5.25%, 10/25/17	PLN	855	284
5.75%, 10/25/21	280		98
Poland Government International Bond,
5.00%, 3/23/22	$200		229
			611
Qatar (0.2%)
Qatar Government International Bond,
4.00%, 1/20/15 (c)	150		158

Russia (0.3%)
Russian Foreign Bond - Eurobond,
3.25%, 4/4/17 (c)	200		210

South Africa (0.3%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	1,750	199

Spain (11.1%)
Spain Government Bond,
3.00%, 4/30/15	EUR	1,600	2,075
3.75%, 10/31/15	3,830		5,015
5.85%, 1/31/22	100		136
			7,226
Supernational (0.4%)
European Union,
2.75%, 6/3/16	200		275

Sweden (0.3%)
Sweden Government Bond,
4.25%, 3/12/19	SEK	1,000	178

United Kingdom (1.0%)
United Kingdom Gilt,
4.25%, 6/7/32 — 9/7/39	GBP	340	631
Total Sovereign (Cost $14,732)			14,455

	Face Amount (000)	Value (000)
U.S. Treasury Securities (2.9%)
United States (2.9%)
U.S. Treasury Bond,
3.50%, 2/15/39	$330	$359
U.S. Treasury Notes,
0.25%, 2/15/15	290	290
1.50%, 6/30/16 (d)	250	259
2.75%, 2/28/18	900	987
Total U.S. Treasury Securities (Cost $1,857)		1,895
Total Fixed Income Securities (Cost $25,060)		24,949

	Shares
Common Stocks (46.3%)
Australia (2.0%)
AGL Energy Ltd.	663	11
Alumina Ltd. (d)(f)	6,719	8
Amcor Ltd.	2,089	20
AMP Ltd.	5,422	29
ASX Ltd.	375	14
Australia & New Zealand Banking Group Ltd.	4,033	120
BHP Billiton Ltd.	4,416	151
Brambles Ltd.	2,286	20
Coca-Cola Amatil Ltd.	403	6
Commonwealth Bank of Australia	1,913	135
CSL Ltd.	753	46
Echo Entertainment Group Ltd.	278	1
Fortescue Metals Group Ltd. (d)	2,175	9
GPT Group REIT	5,677	22
Incitec Pivot Ltd.	3,137	10
Insurance Australia Group Ltd.	3,794	23
Leighton Holdings Ltd. (d)	311	7
Macquarie Group Ltd.	562	22
National Australia Bank Ltd.	2,964	95
Newcrest Mining Ltd.	987	21
Orica Ltd.	817	21
Origin Energy Ltd.	1,806	25
QBE Insurance Group Ltd. (d)	2,484	35
Rio Tinto Ltd.	594	35
Santos Ltd.	1,369	18
Shopping Centres Australasia Property Group REIT (d)(f)	320	1
Stockland REIT	6,079	23
Suncorp Group Ltd.	2,222	27
TABCORP Holdings Ltd.	273	1
Telstra Corp., Ltd.	5,482	26
Transurban Group	2,557	17
Treasury Wine Estates Ltd.	1,224	7
Wesfarmers Ltd.	1,319	55
Wesfarmers Ltd. (PPS)	205	9
Westfield Group REIT	3,501	39
Westfield Retail Trust REIT	3,570	11
Westpac Banking Corp.	3,768	121
Woodside Petroleum Ltd.	832	31

	Shares	Value (000)
Woolworths Ltd.	1,601	$56
		1,328
Austria (0.2%)
Erste Group Bank AG (f)	537	15
Immofinanz AG (f)	955	4
OMV AG	1,127	48
Raiffeisen Bank International AG	396	13
Verbund AG, Class A	128	3
Voestalpine AG	719	22
		105
Belgium (0.4%)
Ageas	374	13
Anheuser-Busch InBev N.V.	895	89
Colruyt SA	121	6
Delhaize Group SA	1,578	86
Groupe Bruxelles Lambert SA	202	15
KBC Groep N.V.	151	5
Solvay SA, Class A	98	13
Umicore SA	216	10
		237
Canada (1.6%)
Agnico-Eagle Mines Ltd.	200	8
Agrium, Inc. (d)	200	20
Bank of Montreal (d)	500	31
Bank of Nova Scotia (d)	800	47
Barrick Gold Corp.	1,100	32
BCE, Inc. (d)	1,000	47
Brookfield Asset Management, Inc., Class A	700	26
Cameco Corp. (d)	500	10
Canadian Imperial Bank of Commerce (d)	500	39
Canadian National Railway Co.	500	50
Canadian Natural Resources Ltd. (d)	1,000	32
Canadian Pacific Railway Ltd. (d)	200	26
Cenovus Energy, Inc. (d)	800	25
Crescent Point Energy Corp. (d)	300	11
Eldorado Gold Corp.	600	6
Enbridge, Inc.	900	42
Encana Corp. (d)	900	18
Goldcorp, Inc.	800	27
Imperial Oil Ltd. (d)	100	4
Kinross Gold Corp.	1,200	10
Magna International, Inc.	300	18
Manulife Financial Corp.	2,900	43
National Bank of Canada (d)	200	15
Penn West Petroleum Ltd. (d)	500	5
Potash Corp. of Saskatchewan, Inc.	900	35
Power Corp. of Canada (d)	600	16
Research In Motion Ltd. (d)(f)	500	7
Rogers Communications, Inc., Class B	400	20
Royal Bank of Canada	1,200	72
Shoppers Drug Mart Corp. (d)	500	21
Silver Wheaton Corp.	400	13
Sun Life Financial, Inc.	800	22

	Shares	Value (000)
Suncor Energy, Inc.	1,600	$48
Talisman Energy, Inc.	1,000	12
Teck Resources Ltd., Class B (d)	500	14
Thomson Reuters Corp. (d)	500	16
Toronto-Dominion Bank (The) (d)	900	75
TransCanada Corp. (d)	600	29
Yamana Gold, Inc. (d)	900	14
		1,006
Chile (0.0%)
Antofagasta PLC	742	11

China (0.0%)
Wynn Macau Ltd. (d)(f)(g)	2,800	7

Denmark (0.3%)
AP Moeller - Maersk A/S	1	8
AP Moeller - Maersk A/S Series B	2	16
Danske Bank A/S (f)	684	12
DSV A/S	376	9
Novo Nordisk A/S Series B	815	132
Novozymes A/S Series B	330	11
Vestas Wind Systems A/S (f)	387	3
		191
Finland (0.4%)
Elisa Oyj (d)	277	5
Fortum Oyj	651	13
Kone Oyj, Class B	292	23
Metso Oyj	204	9
Neste Oil Oyj	1,801	26
Nokia Oyj (d)	5,675	18
Nokian Renkaat Oyj	240	11
Sampo Oyj, Class A	605	23
Stora Enso Oyj, Class R	9,031	58
UPM-Kymmene Oyj	4,288	48
Wartsila Oyj (d)	291	13
		247
France (3.3%)
Aeroports de Paris (ADP)	55	5
Air Liquide SA	470	57
Alcatel-Lucent (f)	6,226	8
Alstom SA	406	17
AXA SA	7,733	133
BNP Paribas SA	1,979	102
Bouygues SA	3,266	89
Cap Gemini SA	333	15
Carrefour SA	744	20
Christian Dior SA	127	21
Cie de St-Gobain	2,836	105
Cie Generale d’Optique Essilor International SA	303	34
Cie Generale de Geophysique-Veritas (f)	292	7
Cie Generale des Etablissements Michelin Series B	364	30
CNP Assurances	828	11
Credit Agricole SA (f)	2,594	21

	Shares	Value (000)
Danone SA	736	$51
Electricite de France SA	3,560	68
European Aeronautic Defense and Space Co., N.V.	675	34
Fonciere Des Regions REIT	53	4
France Telecom SA	10,728	108
GDF Suez	6,494	125
Gecina SA REIT	37	4
Groupe Eurotunnel SA	949	8
Klepierre REIT	187	7
L’Oreal SA	420	67
Lafarge SA	345	23
Legrand SA	195	9
LVMH Moet Hennessy Louis Vuitton SA	315	54
Pernod-Ricard SA	351	44
Peugeot SA (d)(f)	10,287	75
Publicis Groupe SA	312	21
Renault SA	1,580	99
Safran SA	251	11
Sanofi	776	79
Schneider Electric SA	782	57
SES SA	614	19
Societe Generale SA (f)	3,819	125
Sodexo	272	25
Suez Environnement Co.	2,406	31
Technip SA	158	16
Thales SA	156	7
Total SA	2,225	107
Unibail-Rodamco SE REIT	89	21
Vallourec SA	167	8
Veolia Environnement SA	7,186	91
Vinci SA	830	37
Vivendi SA	1,756	36
		2,146
Germany (4.3%)
Adidas AG	501	52
Allianz SE (Registered)	1,130	153
BASF SE	1,657	145
Bayer AG (Registered)	1,870	193
Bayerische Motoren Werke AG (Preference)	1,079	91
Commerzbank AG (d)(f)	55,823	82
Continental AG	240	29
Daimler AG (Registered)	1,933	105
Deutsche Bank AG (Registered)	1,954	76
Deutsche Boerse AG	436	26
Deutsche Lufthansa AG (Registered)	4,479	87
Deutsche Post AG (Registered)	1,722	40
Deutsche Telekom AG (Registered)	6,101	64
E.ON SE	9,293	162
Esprit Holdings Ltd. (d)(g)	2,874	3
Fraport AG Frankfurt Airport Services Worldwide	43	2
Fresenius Medical Care AG & Co., KGaA	528	36
Fresenius SE & Co., KGaA	385	48
HeidelbergCement AG	175	13
Henkel AG & Co., KGaA	453	36
Henkel AG & Co., KGaA (Preference)	360	35
Hochtief AG (f)	514	33

	Shares	Value (000)
Infineon Technologies AG	3,622	$29
K&S AG (Registered)	253	12
Lanxess AG	149	11
Linde AG	434	81
Merck KGaA	276	42
Metro AG	3,083	88
Muenchener Rueckversicherungs AG (Registered)	1,023	191
Porsche Automobil Holding SE (Preference)	746	55
QIAGEN N.V. (f)	1,330	28
RWE AG	3,658	136
RWE AG (Preference)	164	6
Salzgitter AG	880	35
SAP AG	2,240	179
Siemens AG (Registered)	1,624	175
ThyssenKrupp AG (f)	581	12
Volkswagen AG	345	65
Volkswagen AG (Preference)	837	166
		2,822
Greece (0.0%)
National Bank of Greece SA (f)	1,384	1

Hong Kong (0.8%)
Bank of East Asia Ltd. (d)	3,128	12
BOC Hong Kong Holdings Ltd.	7,000	23
Cheung Kong Holdings Ltd.	3,000	44
CLP Holdings Ltd.	4,000	35
Hang Lung Group Ltd.	2,000	11
Hang Lung Properties Ltd.	4,000	15
Hang Seng Bank Ltd.	2,500	40
Henderson Land Development Co., Ltd.	3,209	22
Hong Kong & China Gas Co., Ltd.	7,310	21
Hong Kong Exchanges and Clearing Ltd. (d)	1,994	34
Hutchison Whampoa Ltd.	4,000	42
Kerry Properties Ltd.	1,500	7
Link REIT (The)	4,200	23
MTR Corp., Ltd.	3,088	12
New World Development Co., Ltd.	4,848	8
Power Assets Holdings Ltd.	3,000	28
Sands China Ltd.	4,800	25
Sino Land Co., Ltd.	5,329	9
Sun Hung Kai Properties Ltd.	3,233	44
Swire Pacific Ltd., Class A	1,500	19
Swire Properties Ltd.	950	4
Wharf Holdings Ltd.	2,400	22
		500
Ireland (0.0%)
CRH PLC	832	18

Italy (1.9%)
Assicurazioni Generali SpA	6,466	101
Atlantia SpA	346	5
Banco Popolare SC (f)	64,501	81
Enel Green Power SpA	1,917	4
Enel SpA	32,073	105
Eni SpA	2,182	49

	Shares	Value (000)
Exor SpA	978	$27
Fiat Industrial SpA	777	9
Fiat SpA (f)	15,604	83
Finmeccanica SpA (d)(f)	598	3
Intesa Sanpaolo SpA	193,995	281
Luxottica Group SpA	117	6
Mediobanca SpA	766	4
Prysmian SpA	198	4
Saipem SpA	257	8
Snam SpA	1,686	8
Telecom Italia SpA	166,790	113
Terna Rete Elettrica Nazionale SpA	1,572	7
UniCredit SpA (f)	61,730	263
Unione di Banche Italiane SCPA	22,829	84
		1,245
Japan (5.8%)
Aeon Co., Ltd. (d)	1,900	25
Aisin Seiki Co., Ltd.	400	15
Ajinomoto Co., Inc.	2,000	29
Asahi Glass Co., Ltd.	2,000	14
Asahi Group Holdings Ltd.	900	21
Asahi Kasei Corp. (d)	4,000	27
Astellas Pharma, Inc.	700	38
Bank of Yokohama Ltd. (The) (d)	6,000	35
Bridgestone Corp.	1,500	50
Canon, Inc. (d)	1,700	62
Central Japan Railway Co.	300	32
Chubu Electric Power Co., Inc. (d)	1,100	13
Chugoku Electric Power Co., Inc. (The) (d)	700	9
Dai Nippon Printing Co., Ltd.	1,000	10
Dai-ichi Life Insurance Co., Ltd. (The) (d)	22	29
Daiichi Sankyo Co., Ltd. (d)	1,000	19
Daikin Industries Ltd. (d)	400	16
Daiwa House Industry Co., Ltd. (d)	2,000	39
Daiwa Securities Group, Inc.	6,000	42
Denso Corp.	700	30
East Japan Railway Co. (d)	700	57
Eisai Co., Ltd. (d)	600	27
FANUC Corp. (d)	300	46
Fast Retailing Co., Ltd.	100	32
FUJIFILM Holdings Corp. (d)	1,000	20
Fujitsu Ltd.	4,000	17
Hankyu Hanshin Holdings, Inc. (d)	6,000	36
Hitachi Ltd. (d)	7,000	41
Honda Motor Co., Ltd. (d)	2,500	96
Hoya Corp. (d)	900	17
Inpex Corp.	4	21
ITOCHU Corp. (d)	2,800	34
Japan Tobacco, Inc. (d)	1,600	51
JFE Holdings, Inc. (d)	900	17
JX Holdings, Inc.	5,500	31
Kansai Electric Power Co., Inc. (The) (d)(f)	1,200	11
Kao Corp.	700	23
KDDI Corp. (d)	800	33
Keyence Corp. (d)	200	61
Kintetsu Corp. (d)	6,000	28

	Shares	Value (000)
Kirin Holdings Co., Ltd. (d)	2,000	$32
Kobe Steel Ltd. (d)(f)	8,000	9
Komatsu Ltd. (d)	2,100	50
Konica Minolta Holdings, Inc. (d)	1,500	11
Kubota Corp. (d)	3,000	43
Kuraray Co., Ltd. (d)	1,000	14
Kyocera Corp. (d)	300	27
Kyushu Electric Power Co., Inc. (d)(f)	800	8
LIXIL Group Corp. (d)	1,100	22
Marubeni Corp. (d)	4,000	30
Mitsubishi Chemical Holdings Corp. (d)	3,500	17
Mitsubishi Corp.	2,300	43
Mitsubishi Electric Corp.	4,000	32
Mitsubishi Estate Co., Ltd. (d)	2,000	56
Mitsubishi Heavy Industries Ltd.	9,000	52
Mitsui & Co., Ltd. (d)	2,800	39
Mitsui Fudosan Co., Ltd. (d)	2,000	57
Mitsui OSK Lines Ltd. (f)	3,000	10
Mizuho Financial Group, Inc. (d)	37,100	79
MS&AD Insurance Group Holdings (d)	1,100	24
Murata Manufacturing Co., Ltd. (d)	400	30
NEC Corp. (d)	8,000	21
NGK Insulators Ltd.	1,000	11
Nidec Corp. (d)	200	12
Nikon Corp. (d)	800	19
Nintendo Co., Ltd.	100	11
Nippon Building Fund, Inc. REIT (d)	2	28
Nippon Steel Sumitomo Metal Corp.	13,000	33
Nippon Telegraph & Telephone Corp.	900	39
Nippon Yusen KK (d)	3,000	8
Nissan Motor Co., Ltd. (d)	3,800	37
Nitto Denko Corp.	400	24
NKSJ Holdings, Inc. (d)	1,000	21
Nomura Holdings, Inc.	6,800	42
NTT DoCoMo, Inc. (d)	27	40
Odakyu Electric Railway Co., Ltd. (d)	3,000	37
Olympus Corp. (d)(f)	500	12
Omron Corp.	700	18
Oriental Land Co., Ltd.	200	33
ORIX Corp. (d)	2,200	28
Osaka Gas Co., Ltd. (d)	5,000	22
Panasonic Corp. (d)(f)	2,800	21
Rakuten, Inc. (d)	2,000	20
Ricoh Co., Ltd. (d)	2,000	22
Rohm Co., Ltd. (d)	300	10
Secom Co., Ltd.	700	36
Sekisui House Ltd.	2,000	27
Seven & I Holdings Co., Ltd.	1,500	50
Sharp Corp. (d)(f)	2,000	6
Shikoku Electric Power Co., Inc. (d)(f)	500	7
Shin-Etsu Chemical Co., Ltd.	700	46
Shionogi & Co., Ltd. (d)	1,200	24
Shiseido Co., Ltd.	800	11
Shizuoka Bank Ltd. (The) (d)	3,000	34
SMC Corp. (d)	200	39
Softbank Corp. (d)	1,400	64
Sony Corp. (d)	1,700	29
Sumitomo Chemical Co., Ltd.	3,000	9

	Shares	Value (000)
Sumitomo Corp. (d)	1,900	$24
Sumitomo Electric Industries Ltd.	1,200	15
Sumitomo Metal Mining Co., Ltd.	1,000	14
Sumitomo Mitsui Financial Group, Inc. (d)	2,400	98
Sumitomo Mitsui Trust Holdings, Inc. (d)	6,000	28
Sumitomo Realty & Development Co., Ltd.	1,000	39
Suzuki Motor Corp. (d)	700	16
T&D Holdings, Inc. (d)	1,700	20
Takeda Pharmaceutical Co., Ltd. (d)	1,100	60
TDK Corp. (d)	400	14
Terumo Corp. (d)	500	21
Tohoku Electric Power Co., Inc. (f)	1,000	8
Tokio Marine Holdings, Inc.	1,400	40
Tokyo Electric Power Co., Inc. (f)	3,400	8
Tokyo Electron Ltd. (d)	500	21
Tokyo Gas Co., Ltd. (d)	5,000	27
Tokyu Corp. (d)	4,000	30
Toray Industries, Inc.	4,000	27
Toshiba Corp. (d)	7,000	35
Toyota Industries Corp. (d)	800	29
Toyota Motor Corp.	4,400	226
West Japan Railway Co. (d)	400	19
Yahoo! Japan Corp.	47	22
Yamada Denki Co., Ltd. (d)	250	11
Yamato Holdings Co., Ltd. (d)	400	7
		3,749
Kazakhstan (0.0%)
Kazakhmys PLC	553	3

Netherlands (0.9%)
Aegon N.V.	13,657	82
Akzo Nobel N.V.	388	25
ArcelorMittal	1,340	17
ASML Holding N.V.	509	34
Corio N.V. REIT	116	6
Fugro N.V. CVA	96	5
Heineken N.V.	613	46
ING Groep N.V. CVA (f)	16,373	116
Koninklijke Ahold N.V.	1,733	27
Koninklijke KPN N.V. (d)	23,990	81
Koninklijke Philips Electronics N.V.	1,872	56
Koninklijke Vopak N.V.	116	7
PostNL N.V. (f)	656	1
TNT Express N.V.	586	4
Unilever N.V. CVA	1,953	80
		587
Norway (0.2%)
Aker Solutions ASA	246	4
DnB ASA	2,312	34
Kvaerner ASA	246	1
Norsk Hydro ASA	1,778	8
Orkla ASA	1,208	10
Renewable Energy Corp., ASA (d)(f)	1,171	—	@
Statoil ASA	2,284	55
Subsea 7 SA	420	10

	Shares	Value (000)
Telenor ASA	995	$22
Veripos, Inc. (f)	42	—	@
Yara International ASA	352	16
		160
Poland (0.0%)
Jeronimo Martins SGPS SA	411	8

Portugal (0.2%)
EDP - Energias de Portugal SA	31,023	95
Galp Energia SGPS SA	421	7
Portugal Telecom SGPS SA (Registered) (d)	1,039	5
		107
South Africa (0.1%)
SABMiller PLC	1,566	82

Spain (1.7%)
Abertis Infraestructuras SA (d)	1,380	23
Acciona SA	368	20
ACS Actividades de Construccion y Servicios SA	323	8
Amadeus IT Holding SA, Class A	800	22
Banco Bilbao Vizcaya Argentaria SA	17,028	148
Banco de Sabadell SA (d)(f)	7,254	13
Banco Popular Espanol SA (f)	5,090	4
Banco Santander SA	30,345	204
Bankia SA (d)(f)	28,400	6
CaixaBank (d)	3,848	13
Distribuidora Internacional de Alimentacion SA	2,627	18
Enagas SA	997	23
Ferrovial SA	1,461	23
Gas Natural SDG SA	908	16
Grifols SA (f)	386	14
Grifols SA, Class B (f)	19	1
Iberdrola SA	13,111	61
Inditex SA	781	104
International Consolidated Airlines Group SA (f)	5,404	21
Red Electrica Corp., SA	401	20
Repsol SA	7,947	161
Telefonica SA	11,854	159
		1,082
Sweden (0.8%)
Alfa Laval AB	561	13
Assa Abloy AB, Class B	444	18
Atlas Copco AB, Class A	1,077	31
Atlas Copco AB, Class B	547	14
Boliden AB	354	6
Electrolux AB, Class B (d)	252	6
Hennes & Mauritz AB, Class B	1,197	43
Hexagon AB, Class B	300	8
Husqvarna AB, Class B	486	3
Investment AB Kinnevik	147	3
Investor AB, Class B	576	17
Millicom International Cellular SA SDR	105	8
Nordea Bank AB	4,076	46

	Shares	Value (000)
Ratos AB, Class B	242	$2
Sandvik AB	1,565	24
Scania AB, Class B	419	9
Skandinaviska Enskilda Banken AB (d)	3,007	30
Skanska AB, Class B	319	6
SKF AB, Class B	476	12
Svenska Cellulosa AB, Class B	764	20
Svenska Handelsbanken AB, Class A (d)	989	42
Swedbank AB, Class A (d)	686	16
Swedish Match AB	566	17
Tele2 AB, Class B	437	8
Telefonaktiebolaget LM Ericsson, Class B	3,955	49
TeliaSonera AB	5,811	41
Volvo AB, Class B	2,178	32
		524
Switzerland (2.2%)
ABB Ltd. (Registered) (f)	3,595	81
Actelion Ltd. (Registered) (f)	325	18
Adecco SA (Registered) (f)	337	19
Baloise Holding AG (Registered)	129	12
Cie Financiere Richemont SA	685	54
Credit Suisse Group AG (Registered) (f)	1,751	46
GAM Holding AG (f)	447	8
Geberit AG (Registered) (f)	107	26
Givaudan SA (Registered) (f)	17	21
Holcim Ltd. (Registered) (f)	316	25
Julius Baer Group Ltd. (f)	343	13
Kuehne & Nagel International AG (Registered)	101	11
Lonza Group AG (Registered) (f)	161	10
Nestle SA (Registered)	4,113	297
Novartis AG (Registered)	1,582	112
Roche Holding AG (Genusschein)	1,472	343
Schindler Holding AG	115	17
SGS SA (Registered)	16	39
Sonova Holding AG (Registered) (f)	169	20
Swatch Group AG (The)	46	27
Swiss Life Holding AG (Registered) (f)	52	8
Swiss Re AG	187	15
Syngenta AG (Registered)	181	76
UBS AG (Registered) (f)	5,359	82
Zurich Insurance Group AG (f)	267	74
		1,454
United Kingdom (4.6%)
3i Group PLC	1,738	8
Admiral Group PLC	480	10
AMEC PLC	582	9
Anglo American PLC	1,690	43
ARM Holdings PLC	3,157	44
AstraZeneca PLC	1,076	54
Aviva PLC	5,013	23
BAE Systems PLC	6,470	39
Barclays PLC	23,072	102
BG Group PLC	3,869	66
BHP Billiton PLC	2,800	81
BP PLC	14,935	104

	Shares	Value (000)
British American Tobacco PLC	2,329	$125
British Land Co., PLC REIT	1,752	14
British Sky Broadcasting Group PLC	2,612	35
BT Group PLC	17,422	74
Burberry Group PLC	568	11
Cairn Energy PLC (f)	946	4
Capita PLC	1,466	20
Centrica PLC	8,109	45
Compass Group PLC	3,720	47
Diageo PLC	3,099	98
Experian PLC	2,008	35
G4S PLC	4,668	21
GlaxoSmithKline PLC	3,477	81
Hammerson PLC REIT	1,386	10
HSBC Holdings PLC	10,140	108
ICAP PLC	838	4
Imperial Tobacco Group PLC	1,426	50
Inmarsat PLC	301	3
Intu Properties PLC REIT	1,090	6
Investec PLC	1,018	7
Johnson Matthey PLC	336	12
Land Securities Group PLC REIT	1,495	19
Legal & General Group PLC	8,309	22
Lloyds Banking Group PLC (f)	34,284	25
Man Group PLC	2,954	4
Marks & Spencer Group PLC	1,874	11
National Grid PLC	4,893	57
Next PLC	430	29
Old Mutual PLC	6,806	21
Petrofac Ltd.	509	11
Prudential PLC	4,785	77
Randgold Resources Ltd.	113	10
Reckitt Benckiser Group PLC	1,043	75
Reed Elsevier PLC	2,457	29
Resolution Ltd.	2,787	12
Rexam PLC	1,350	11
Rio Tinto PLC	1,772	83
Rolls-Royce Holdings PLC (f)	4,300	74
Royal Bank of Scotland Group PLC (f)	4,230	18
Royal Dutch Shell PLC, Class A	3,884	126
Royal Dutch Shell PLC, Class B	3,112	103
RSA Insurance Group PLC	6,889	12
Schroders PLC	174	6
Segro PLC REIT	1,460	6
Severn Trent PLC	378	10
Shire PLC	1,488	45
Smith & Nephew PLC	2,021	23
Smiths Group PLC	786	15
SSE PLC	1,494	34
Standard Chartered PLC	1,916	50
Standard Life PLC	3,659	20
Tesco PLC	9,275	54
Tullow Oil PLC	1,414	26
Unilever PLC	1,624	69
United Utilities Group PLC	1,153	12
Vodafone Group PLC	82,398	234
Weir Group PLC (The)	345	12
WM Morrison Supermarkets PLC	3,846	16

	Shares	Value (000)
Wolseley PLC	434	$22
WPP PLC	4,284	68
Xstrata PLC	3,372	55
		2,999
United States (14.6%)
3M Co.	29	3
Abbott Laboratories	323	11
AbbVie, Inc.	323	13
Accenture PLC, Class A	411	31
Actavis, Inc. (f)	264	24
Adobe Systems, Inc. (f)	909	40
ADT Corp. (The)	13	1
AES Corp.	274	3
Aetna, Inc.	326	17
Agilent Technologies, Inc.	172	7
Alaska Air Group, Inc. (d)(f)	2,300	147
Alexion Pharmaceuticals, Inc. (d)(f)	187	17
Allergan, Inc.	760	85
Alpha Natural Resources, Inc. (d)(f)	109	1
Altera Corp.	255	9
Altria Group, Inc.	508	17
Amazon.com, Inc. (d)(f)	324	86
Ameren Corp.	160	6
American Electric Power Co., Inc.	552	27
American Express Co.	909	61
American Tower Corp. REIT	472	36
Ameriprise Financial, Inc.	170	13
AmerisourceBergen Corp.	384	20
Amgen, Inc.	1,247	128
Amphenol Corp., Class A (d)	410	31
Anadarko Petroleum Corp.	687	60
Analog Devices, Inc. (d)	129	6
Annaly Capital Management, Inc. REIT (d)	861	14
Apache Corp.	194	15
Apple, Inc.	808	358
AT&T, Inc.	1,809	66
Automatic Data Processing, Inc.	348	23
Avery Dennison Corp. (d)	314	14
Baker Hughes, Inc.	627	29
Bank of America Corp.	5,927	72
Bank of New York Mellon Corp. (The)	1,057	30
Baxter International, Inc.	134	10
BB&T Corp.	1,029	32
Becton Dickinson and Co. (d)	307	29
Bed Bath & Beyond, Inc. (d)(f)	331	21
Biogen Idec, Inc. (f)	381	74
BlackRock, Inc. (d)	126	32
Boeing Co. (The)	31	3
Boston Properties, Inc. REIT (d)	134	14
Boston Scientific Corp. (f)	686	5
Bristol-Myers Squibb Co.	396	16
Broadcom Corp., Class A	285	10
C.H. Robinson Worldwide, Inc.	177	11
Cablevision Systems Corp. (d)	498	7
Cameron International Corp. (d)(f)	80	5
Capital One Financial Corp.	170	9

	Shares	Value (000)
Cardinal Health, Inc.	139	$6
CareFusion Corp. (f)	335	12
Carnival Corp.	2	—	@
Caterpillar, Inc.	32	3
CBS Corp., Class B (d)	856	40
Celgene Corp. (f)	357	41
CenterPoint Energy, Inc.	158	4
CenturyLink, Inc.	853	30
Cerner Corp. (d)(f)	326	31
CF Industries Holdings, Inc.	7	1
Charles Schwab Corp. (The) (d)	1,741	31
Chesapeake Energy Corp. (d)	223	5
Chevron Corp.	450	53
Chipotle Mexican Grill, Inc. (d)(f)	34	11
Cigna Corp. (d)	333	21
Cintas Corp. (d)	143	6
Cisco Systems, Inc.	2,773	58
CIT Group, Inc. (f)	376	16
Citigroup, Inc. (e)	1,664	74
Citrix Systems, Inc. (f)	282	20
Cliffs Natural Resources, Inc. (d)	15	—	@
CME Group, Inc. (d)	162	10
Coach, Inc. (d)	357	18
Coca-Cola Co. (The) (d)	1,673	68
Coca-Cola Enterprises, Inc.	102	4
Cognizant Technology Solutions Corp., Class A (f)	307	24
Colgate-Palmolive Co. (d)	890	105
Comcast Corp., Class A	836	35
Comcast Corp. Special Class A (d)	682	27
Comerica, Inc.	170	6
Concho Resources, Inc. (d)(f)	92	9
ConocoPhillips	471	28
CONSOL Energy, Inc.	350	12
Consolidated Edison, Inc. (d)	352	21
Costco Wholesale Corp.	515	55
Covidien PLC	180	12
CR Bard, Inc. (d)	94	9
Crown Castle International Corp. (d)(f)	537	37
CSX Corp.	804	20
Cummins, Inc.	9	1
CVS Caremark Corp.	379	21
Danaher Corp. (d)	32	2
DaVita, Inc. (d)(f)	162	19
Deere & Co. (d)	22	2
Dell, Inc. (d)	1,368	20
Delta Air Lines, Inc. (d)(f)	28,700	474
Devon Energy Corp. (d)	386	22
DIRECTV, Class A (f)	518	29
Discover Financial Services	512	23
Discovery Communications, Inc., Class A (d)(f)	512	40
Discovery Communications, Inc., Class C (f)	512	36
Dominion Resources, Inc. (d)	384	22
DTE Energy Co. (d)	307	21
Duke Energy Corp.	131	10
Dun & Bradstreet Corp. (The) (d)	122	10
Eaton Corp., PLC	27	2
eBay, Inc. (f)	812	44
Ecolab, Inc.	29	2

	Shares	Value (000)
Edison International (d)	379	$19
Edwards Lifesciences Corp. (d)(f)	124	10
Eli Lilly & Co.	535	30
EMC Corp. (d)(f)	1,451	35
Emerson Electric Co. (d)	34	2
Entergy Corp.	309	20
EOG Resources, Inc.	427	55
Equity Residential REIT (d)	370	20
Estee Lauder Cos., Inc. (The), Class A	396	25
Exelon Corp. (d)	676	23
Express Scripts Holding Co. (f)	389	22
Exxon Mobil Corp.	1,078	97
Fastenal Co.	14	1
FedEx Corp.	355	35
Fifth Third Bancorp	1,494	24
FirstEnergy Corp.	331	14
Fluor Corp.	41	3
FMC Technologies, Inc. (d)(f)	89	5
Ford Motor Co.	1,857	24
Forest Laboratories, Inc. (f)	702	27
Franklin Resources, Inc. (d)	141	21
Frontier Communications Corp. (d)	623	2
General Dynamics Corp.	66	5
General Electric Co.	208	5
General Growth Properties, Inc. REIT (d)	1,104	22
General Mills, Inc.	885	44
Gilead Sciences, Inc. (d)(f)	1,162	57
Goldman Sachs Group, Inc. (The)	444	65
Google, Inc., Class A (f)	134	106
H.J. Heinz Co.	336	24
Halliburton Co.	872	35
HCP, Inc. REIT	252	13
Health Care, Inc. REIT	370	25
Henry Schein, Inc. (d)(f)	126	12
Hershey Co. (The)	126	11
Hess Corp.	177	13
Hewlett-Packard Co.	1,021	24
Honeywell International, Inc. (d)	41	3
Hospira, Inc. (d)(f)	350	12
Hudson City Bancorp, Inc.	170	1
Humana, Inc.	100	7
Illinois Tool Works, Inc. (d)	26	2
Intel Corp. (d)	984	22
IntercontinentalExchange, Inc. (d)(f)	97	16
International Business Machines Corp.	885	189
Interpublic Group of Cos., Inc. (The)	1,151	15
Intuit, Inc.	343	23
Intuitive Surgical, Inc. (f)	36	18
Invesco Ltd.	636	18
Iron Mountain, Inc.	390	14
JetBlue Airways Corp. (d)(f)	9,600	66
Johnson & Johnson	863	70
Johnson Controls, Inc. (d)	498	17
Joy Global, Inc. (d)	41	2
JPMorgan Chase & Co.	2,317	110
Juniper Networks, Inc. (f)	1,014	19
Kellogg Co.	510	33
KeyCorp	998	10

	Shares	Value (000)
Kimco Realty Corp. REIT (d)	614	$14
Kohl’s Corp. (d)	323	15
Kraft Foods Group, Inc. (d)	86	4
Kroger Co. (The)	897	30
L Brands, Inc.	381	17
Laboratory Corp. of America Holdings (d)(f)	131	12
Las Vegas Sands Corp.	124	7
Li & Fung Ltd. (d)(g)	8,000	11
Liberty Global, Inc. Series A (d)(f)	199	15
Liberty Global, Inc. Series C (d)(f)	341	23
Liberty Property Trust REIT	374	15
Life Technologies Corp. (d)(f)	158	10
Lockheed Martin Corp. (d)	14	1
Lowe’s Cos., Inc.	882	33
M&T Bank Corp. (d)	153	16
Macerich Co. (The) REIT (d)	370	24
Manpower, Inc.	99	6
Marathon Oil Corp.	411	14
Marathon Petroleum Corp.	355	32
Marriott International, Inc., Class A (d)	2	—	@
Mastercard, Inc., Class A	331	179
McDonald’s Corp.	486	48
McGraw-Hill Cos., Inc. (The) (d)	420	22
McKesson Corp.	323	35
Mead Johnson Nutrition Co.	199	15
Medtronic, Inc.	461	22
Merck & Co., Inc.	357	16
Microsoft Corp.	2,466	71
Mondelez International, Inc., Class A (d)	359	11
Monsanto Co.	48	5
Mosaic Co. (The)	26	2
Murphy Oil Corp. (d)	352	22
NASDAQ OMX Group, Inc. (The)	170	6
National Oilwell Varco, Inc.	505	36
NetApp, Inc. (d)(f)	943	32
New York Community Bancorp, Inc. (d)	170	2
Newfield Exploration Co. (d)(f)	367	8
Newmont Mining Corp.	44	2
News Corp., Class A	1,165	36
News Corp., Class B (d)	697	21
NextEra Energy, Inc.	338	26
NII Holdings, Inc. (d)(f)	90	—	@
NIKE, Inc., Class B	340	20
Noble Corp.	170	6
Noble Energy, Inc.	151	17
Nordstrom, Inc. (d)	105	6
Norfolk Southern Corp. (d)	666	51
Northrop Grumman Corp. (d)	17	1
O’Reilly Automotive, Inc. (d)(f)	194	20
Occidental Petroleum Corp.	595	47
Omnicom Group, Inc. (d)	304	18
ONEOK, Inc. (d)	345	16
Oracle Corp.	2,122	69
PACCAR, Inc. (d)	20	1
Peabody Energy Corp.	510	11
Pentair Ltd.	6	—	@
People’s United Financial, Inc. (d)	170	2
PepsiCo, Inc.	841	67

	Shares	Value (000)
Pfizer, Inc.	1,233	$36
PG&E Corp. (d)	376	17
Philip Morris International, Inc.	807	75
Phillips 66	370	26
Pioneer Natural Resources Co. (d)	323	40
Pitney Bowes, Inc. (d)	184	3
Plum Creek Timber Co., Inc. REIT (d)	374	20
PNC Financial Services Group, Inc.	432	29
PPL Corp.	399	13
Praxair, Inc. (d)	26	3
Precision Castparts Corp.	5	1
Priceline.com, Inc. (f)	41	28
Procter & Gamble Co. (The)	2,431	187
ProLogis, Inc. REIT	251	10
Public Service Enterprise Group, Inc.	483	17
Public Storage REIT	128	20
Qualcomm, Inc.	911	61
Quest Diagnostics, Inc. (d)	196	11
Range Resources Corp. (d)	111	9
Rayonier, Inc. REIT	389	23
Raytheon Co.	20	1
Regions Financial Corp.	1,343	11
Republic Services, Inc. (d)	420	14
Robert Half International, Inc. (d)	170	6
Rockwell Automation, Inc.	9	1
Ross Stores, Inc.	352	21
Rouse Properties, Inc. REIT (d)	44	1
Royal Caribbean Cruises Ltd. (d)	2	—	@
Salesforce.com, Inc. (d)(f)	95	17
SanDisk Corp. (d)(f)	323	18
Schlumberger Ltd.	862	65
Scripps Networks Interactive, Inc., Class A (d)	121	8
Sempra Energy (d)	365	29
Simon Property Group, Inc. REIT	244	39
Southern Co. (The)	479	22
Southwest Airlines Co.	25,100	338
Southwestern Energy Co. (f)	484	18
Spectra Energy Corp. (d)	681	21
Sprint Nextel Corp. (f)	2,891	18
St. Jude Medical, Inc. (d)	376	15
Staples, Inc. (d)	325	4
Starbucks Corp.	336	19
State Street Corp.	366	22
Stericycle, Inc. (f)	199	21
Stryker Corp. (d)	343	22
SunTrust Banks, Inc. (d)	449	13
Symantec Corp. (f)	608	15
Sysco Corp. (d)	838	29
T. Rowe Price Group, Inc. (d)	306	23
Target Corp. (d)	124	8
TE Connectivity Ltd.	141	6
Tenaris SA	473	10
Texas Instruments, Inc.	697	25
Thermo Fisher Scientific, Inc.	711	54
Time Warner Cable, Inc.	379	36
Time Warner, Inc. (d)	386	22
TJX Cos., Inc.	566	26
Tyco International Ltd.	27	1

	Shares	Value (000)
Ultra Petroleum Corp. (d)(f)	130	$3
Union Pacific Corp.	301	43
United Continental Holdings, Inc. (d)(f)	11,400	365
United Parcel Service, Inc., Class B	313	27
United Technologies Corp. (d)	44	4
UnitedHealth Group, Inc.	331	19
US Airways Group, Inc. (d)(f)	5,600	95
US Bancorp	896	30
Valero Energy Corp.	547	25
Varian Medical Systems, Inc. (d)(f)	302	22
Ventas, Inc. REIT	370	27
Verisk Analytics, Inc., Class A (f)	129	8
Verizon Communications, Inc. (d)	848	42
Vertex Pharmaceuticals, Inc. (f)	300	17
VF Corp. (d)	90	15
Viacom, Inc., Class B	316	19
Virgin Media, Inc. (d)	341	17
Visa, Inc., Class A (d)	333	57
Vornado Realty Trust REIT	100	8
Wal-Mart Stores, Inc.	1,178	88
Walgreen Co.	1,020	49
Walt Disney Co. (The)	408	23
Waste Management, Inc. (d)	432	17
Weatherford International Ltd. (f)	1,383	17
WellPoint, Inc.	357	24
Wells Fargo & Co.	2,794	103
Western Union Co. (The) (d)	80	1
Weyerhaeuser Co. REIT	623	20
Whole Foods Market, Inc. (d)	359	31
Williams Cos., Inc. (The)	984	37
Wisconsin Energy Corp. (d)	168	7
WPX Energy, Inc. (f)	274	4
WW Grainger, Inc.	3	1
Wynn Resorts Ltd. (d)	87	11
Xcel Energy, Inc.	318	9
Xerox Corp.	1,650	14
Xylem, Inc.	121	3
Yahoo!, Inc. (f)	1,021	24
Yum! Brands, Inc.	416	30
Zimmer Holdings, Inc. (d)	199	15
		9,491
Total Common Stocks (Cost $27,552)		30,110

Commodity Linked Note (3.0%)
United States (3.0%)
Deutsche Bank AG, S&P GSCI Gold Index - Total Return, Zero Coupon, 10/15/13 (c) (Cost $1,960)	2,094,000	1,958

	Shares	Value (000)
Investment Companies (6.3%)
United Kingdom (1.5%)
ETFS Short Copper (f)	32,848	$989

United States (4.8%)
iShares MSCI Emerging Markets Index Fund	7,100	304
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (h)	106,190	2,777
		3,081
Total Investment Companies (Cost $4,112)		4,070

Short-Term Investments (14.0%)
Securities held as Collateral on Loaned Securities (9.2%)
Investment Company (8.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	5,376,867	5,377

	Face Amount (000)
Repurchase Agreement (0.9%)
Barclays Capital, Inc., (0.15%, dated 3/28/13, due 4/1/13; proceeds $626; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.50% due 2/15/16 - 7/31/17; valued at $639)	$626	626
Total Securities held as Collateral on Loaned Securities (Cost $6,003)		6,003

	Shares
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $3,115)	3,114,761	3,115

	Face Amount (000)
U.S. Treasury Security (0.0%)
U.S. Treasury Bill,
0.12%, 8/8/13 (j)	$5	5
Total Short-Term Investments (Cost $9,123)		9,123
Total Investments (108.0%) (Cost $67,807) Including $6,297 of Securities Loaned (k)		70,210
Liabilities in Excess of Other Assets (-8.0%)		(5,194)
Net Assets (100.0%)		$65,016

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $6,297,000 and $6,504,000 respectively. The Portfolio received cash collateral of approximately $6,003,000 of which $6,003,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 28, 2013, there was uninvested cash of less than $500 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $501,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

For the three months ended March 28, 2013, the proceeds from sales of Citigroup, Inc., Common Stock and Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $412,000, including net realized gains of approximately $58,000.

(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)

For the three months ended March 28, 2013, there were no transactions in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(i)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(j)	Rate shown is the yield to maturity at March 28, 2013.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.
CVA	Certificaten Van Aandelen.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
PPS	Price Protected Shares.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013 :

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	AUD	16	$17	4/2/13	USD	17	$17	$ (—@	)
Goldman Sachs International	CAD	38	37	4/2/13	USD	37	37	(—@	)
Goldman Sachs International	CHF	10	11	4/2/13	USD	11	11	—	@
Goldman Sachs International	EUR	520	667	4/2/13	USD	674	674	7
Goldman Sachs International	GBP	66	101	4/2/13	USD	100	100	(1)
Goldman Sachs International	JPY	16,865	180	4/2/13	USD	177	177	(3)
Goldman Sachs International	MXN	690	56	4/2/13	USD	56	56	(—@	)
Goldman Sachs International	NOK	85	15	4/2/13	USD	15	15	—	@
Goldman Sachs International	SEK	71	11	4/2/13	USD	11	11	—	@
Goldman Sachs International	SGD	41	33	4/2/13	USD	33	33	—	@
Goldman Sachs International	USD	48	48	4/2/13	MXN	587	48	(—@	)
Goldman Sachs International	USD	334	334	4/2/13	PLN	1,088	334	(—@	)
Goldman Sachs International	USD	56	56	4/2/13	SEK	363	56	(—@	)
HSBC Bank PLC	AUD	445	463	4/2/13	USD	459	459	(4)
HSBC Bank PLC	PLN	1,308	402	4/2/13	USD	419	419	17
HSBC Bank PLC	USD	238	238	4/2/13	NOK	1,326	227	(11)
HSBC Bank PLC	USD	100	100	4/2/13	NZD	120	100	(—@	)
HSBC Bank PLC	USD	140	140	4/2/13	ZAR	1,288	140	—	@
JPMorgan Chase Bank	USD	33	33	4/2/13	SGD	41	33	(—@	)
JPMorgan Chase Bank	USD	53	53	4/2/13	THB	1,600	54	1
UBS AG	DKK	180	31	4/2/13	USD	32	32	1
UBS AG	EUR	87	111	4/2/13	USD	111	111	—	@
UBS AG	GBP	180	273	4/2/13	USD	273	273	(—@	)
UBS AG	KRW	222,675	200	4/2/13	USD	200	200	(—@	)
UBS AG	KRW	222,675	200	4/2/13	USD	200	200	—	@
UBS AG	MXN	860	70	4/2/13	USD	68	68	(2)
UBS AG	MYR	130	42	4/2/13	USD	42	42	(—@	)
UBS AG	MYR	130	42	4/2/13	USD	42	42	(—@	)
UBS AG	NOK	1,241	212	4/2/13	USD	212	212	(—@	)
UBS AG	NZD	135	113	4/2/13	USD	114	114	1
UBS AG	THB	1,600	55	4/2/13	USD	55	55	(—@	)
UBS AG	USD	102	102	4/2/13	AUD	100	104	2
UBS AG	USD	27	27	4/2/13	CAD	27	27	(—@	)
UBS AG	USD	31	31	4/2/13	DKK	180	31	(—@	)
UBS AG	USD	317	317	4/2/13	EUR	237	304	(13)
UBS AG	USD	230	230	4/2/13	GBP	149	226	(4)
UBS AG	USD	1,394	1,394	4/2/13	JPY	130,481	1,386	(8)

Foreign Currency Exchange Contracts: (cont’d)

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013 :

UBS AG	USD	205	205	4/2/13	KRW	222,675	200	(5)
UBS AG	USD	200	200	4/2/13	KRW	222,675	200	(—@	)
UBS AG	USD	42	42	4/2/13	MYR	130	42	—	@
UBS AG	USD	42	42	4/2/13	MYR	130	42	—	@
Wells Fargo Bank	CHF	33	35	4/2/13	USD	35	35	(—@	)
Wells Fargo Bank	EUR	35	45	4/2/13	USD	45	45	—	@
Wells Fargo Bank	JPY	161,832	1,719	4/2/13	USD	1,718	1,718	(1)
Wells Fargo Bank	SEK	334	51	4/2/13	USD	53	53	2
Wells Fargo Bank	USD	376	376	4/2/13	AUD	361	376	(—@	)
Wells Fargo Bank	USD	10	10	4/2/13	CAD	11	10	(—@	)
Wells Fargo Bank	USD	47	47	4/2/13	CHF	44	46	(1)
Wells Fargo Bank	USD	524	524	4/2/13	EUR	404	519	(5)
Wells Fargo Bank	USD	148	148	4/2/13	GBP	98	149	1
Wells Fargo Bank	USD	334	334	4/2/13	JPY	31,928	339	5
Wells Fargo Bank	USD	170	170	4/2/13	JPY	16,288	173	3
Wells Fargo Bank	USD	77	77	4/2/13	MXN	963	78	1
Wells Fargo Bank	USD	13	13	4/2/13	NZD	16	13	—	@
Wells Fargo Bank	USD	69	69	4/2/13	PLN	221	68	(1)
Wells Fargo Bank	USD	7	7	4/2/13	SEK	43	7	(—@	)
Wells Fargo Bank	USD	85	85	4/2/13	ZAR	777	85	(—@	)
Wells Fargo Bank	ZAR	2,064	225	4/2/13	USD	232	232	7
Bank of America NA	CAD	1,729	1,702	4/18/13	USD	1,685	1,685	(17)
Bank of America NA	EUR	2,263	2,901	4/18/13	USD	2,947	2,947	46
Bank of America NA	MYR	411	132	4/18/13	USD	131	131	(1)
Bank of America NA	USD	536	536	4/18/13	EUR	412	528	(8)
Bank of New York Mellon	AUD	1,339	1,393	4/18/13	USD	1,378	1,378	(15)
Bank of New York Mellon	HKD	446	58	4/18/13	USD	58	58	—	@
Bank of New York Mellon	USD	256	256	4/18/13	CAD	263	259	3
Deutsche Bank AG	AUD	3,711	3,859	4/18/13	USD	3,818	3,818	(41)
Deutsche Bank AG	EUR	1,542	1,977	4/18/13	USD	2,008	2,008	31

Foreign Currency Exchange Contracts: (cont’d)

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013 :

Deutsche Bank AG	USD	130	130	4/18/13	AUD	125	130	— @
Deutsche Bank AG	USD	168	168	4/18/13	AUD	161	168	(—@ )
Deutsche Bank AG	USD	84	84	4/18/13	EUR	65	83	(1)
Deutsche Bank AG	USD	668	668	4/18/13	GBP	449	682	14
Goldman Sachs International	EUR	2,535	3,250	4/18/13	USD	3,302	3,302	52
Goldman Sachs International	EUR	1,132	1,452	4/18/13	USD	1,467	1,467	15
Goldman Sachs International	EUR	574	736	4/18/13	USD	744	744	8
Goldman Sachs International	EUR	573	735	4/18/13	USD	740	740	5
Goldman Sachs International	USD	153	153	4/18/13	CAD	156	154	1
Goldman Sachs International	USD	943	943	4/18/13	EUR	734	941	(2)
JPMorgan Chase Bank	NOK	914	157	4/18/13	USD	160	160	3
Royal Bank of Scotland	MXN	1,098	89	4/18/13	USD	88	88	(1)
Royal Bank of Scotland	USD	145	145	4/18/13	ILS	536	147	2
State Street Bank and Trust Co.	CLP	59,605	126	4/18/13	USD	126	126	(—@ )
State Street Bank and Trust Co.	USD	173	173	4/18/13	BRL	340	168	(5)
State Street Bank and Trust Co.	USD	83	83	4/18/13	CHF	79	83	(—@ )
State Street Bank and Trust Co.	USD	155	155	4/18/13	RUB	4,797	154	(1)
State Street Bank and Trust Co.	USD	109	109	4/18/13	SEK	692	107	(2)
State Street Bank and Trust Co.	USD	81	81	4/18/13	TWD	2,397	80	(1)
UBS AG	EUR	246	315	4/18/13	USD	320	320	5
UBS AG	JPY	60,350	641	4/18/13	USD	629	629	(12)
UBS AG	KRW	143,920	129	4/18/13	USD	131	131	2
UBS AG	USD	133	133	4/18/13	CHF	126	133	(—@ )
UBS AG	USD	176	176	4/18/13	EUR	136	174	(2)
UBS AG	USD	64	64	4/18/13	GBP	43	65	1
UBS AG	USD	145	145	4/18/13	JPY	13,790	147	2
UBS AG	USD	187	187	4/18/13	JPY	17,540	187	(—@ )
UBS AG	USD	51	51	4/18/13	SEK	328	50	(1)
UBS AG	USD	323	323	4/18/13	SEK	2,090	320	(3)
UBS AG	USD	198	198	4/18/13	SGD	247	199	1
UBS AG	USD	183	183	4/18/13	ZAR	1,690	183	(—@ )

Foreign Currency Exchange Contracts: (cont’d)

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013 :

Goldman Sachs International	MXN	587	47	5/2/13	USD	47	47	—	@
Goldman Sachs International	PLN	1,088	333	5/2/13	USD	333	333	—	@
Goldman Sachs International	SEK	363	56	5/2/13	USD	56	56	—	@
Goldman Sachs International	USD	33	33	5/2/13	SGD	41	33	(—@	)
HSBC Bank PLC	NZD	120	100	5/2/13	USD	100	100	—	@
HSBC Bank PLC	ZAR	1,288	139	5/2/13	USD	139	139	(—@	)
UBS AG	DKK	180	31	5/2/13	USD	31	31	—	@
UBS AG	USD	111	111	5/2/13	EUR	87	111	(—@	)
UBS AG	USD	273	273	5/2/13	GBP	180	273	—	@
UBS AG	USD	199	199	5/2/13	KRW	222,675	199	—	@
UBS AG	USD	212	212	5/2/13	NOK	1,241	212	—	@
UBS AG	USD	55	55	5/2/13	THB	1,600	55	—	@
Wells Fargo Bank	AUD	361	375	5/2/13	USD	375	375	—	@
Wells Fargo Bank	CAD	11	10	5/2/13	USD	10	10	—	@
Wells Fargo Bank	USD	35	35	5/2/13	CHF	33	35	—	@
Wells Fargo Bank	USD	1,718	1,718	5/2/13	JPY	161,832	1,719	1
UBS AG	USD	42	42	5/3/13	MYR	130	42	(—@	)
JPMorgan Chase Bank	CNY	12,167	1,944	8/12/13	USD	1,887	1,885	(59)
JPMorgan Chase Bank	USD	1,932	1,932	8/12/13	CNY	12,167	1,945	13
Bank of America NA	RUB	42,613	1,333	9/19/13	USD	1,340	1,340	7
			$44,643				$44,672	$29

Futures Contracts:

The Portfolio had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Australian 3 yr. Bond (Australia)	3	$340	Jun-13	$1
CAC 40 Index (France)	1	48	Apr-13	(—@ )
DAX Index (Germany)	1	250	Jun-13	(5)
Euro Stoxx 50 Index (Germany)	56	1,833	Jun-13	(46)
FTSE 100 Index (United Kingdom)	3	289	Jun-13	(3)
MSCI Emerging Market E Mini (United States)	7	360	Jun-13	(4)
NIKKEI 225 Index (United States)	20	1,319	Jun-13	75

Futures Contracts: (cont’d)

The Portfolio had the following futures contracts open at March 28, 2013:

S&P 500 E MINI Index (United States)	182	14,221	Jun-13	135
S&P Mid Cap 400 E MINI Index (United States)	8	921	Jun-13	42
S&P TSE 60 Index (Canada)	4	574	Jun-13	(—@ )
SGX MSCI Singapore (Singapore)	5	301	Apr-13	3
U.S. Treasury 2 yr. Note (United States)	1	220	Jun-13	— @
U.S. Treasury 5 yr. Note (United States)	27	3,349	Jun-13	3
U.S. Treasury 30 yr. Bond (United States)	30	4,334	Jun-13	60

Short:
Copper High Grade Index (United States)	11	(936)	May-13	46
German Euro Bund (Germany)	11	(2,051)	Jun-13	(26)
German Euro Schatz Futures (Germany)	3	(426)	Jun-13	(1)
Hang Seng Index (Hong Kong)	1	(144)	Apr-13	(—@ )
IBEX 35 Index (Spain)	6	(603)	Apr-13	8
U.S. Treasury 2 yr. Note (United States)	32	(7,055)	Jun-13	(1)
U.S. Treasury 5 yr. Note (United States)	22	(2,729)	Jun-13	1
U.S. Treasury 10 yr. Note (United States)	39	(5,147)	Jun-13	(17)
UK Long Gilt Bond (United Kingdom)	1	(180)	Jun-13	(6)
				$265

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 28, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month CDOR	Pay	1.75%	8/1/16	CAD	2,000	$6
Bank of America	3 Month LIBOR	Receive	0.83	8/3/16	$1,940		(4)
Barclays Bank	3 Month NZBBR	Pay	3.51	3/4/16	NZD	2,680	3
Barclays Bank	3 Month LIBOR	Receive	0.81	9/24/17	$530		— @
Barclays Bank	3 Month LIBOR	Receive	2.04	2/13/23	460		(3)
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	570		(7)
JPMorgan Chase	3 Month LIBOR	Receive	0.82	7/24/17	1,499		(4)
JPMorgan Chase	3 Month LIBOR	Receive	2.06	2/6/23	320		(3)
							$(12)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at March 28, 2013:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Merrill Lynch Custom European Stock Index	EUR	2,277	3-Month EUR-EURIBOR-minus 0.16%	Pay	3/26/14	$89
Barclays Bank	Barclays Custom China Real Estate Basket	HKD	3,785	3-Month HKD-HIBOR-minus 0.69%	Pay	2/19/14	32
Barclays Bank	Barclays Custom Emerging Markets Basket	$987		3-Month USD-LIBOR-minus 0.35%	Pay	2/10/14	25
Goldman Sachs	Goldman Sachs Custom Machinery Index	978		3-Month USD-LIBOR-minus 0.38%	Pay	2/17/14	48
Goldman Sachs	Goldman Sachs Custom Machinery Index	975		3-Month USD-LIBOR-minus 0.38%	Pay	2/17/14	(9)
Goldman Sachs	Goldman Sachs Custom Machinery Index	83		3-Month USD-LIBOR-minus 0.38%	Pay	2/17/14	(1)
Goldman Sachs	Goldman Sachs Custom Miners Index	737		3-Month USD-LIBOR-minus 0.53%	Pay	2/13/14	93
Goldman Sachs	Goldman Sachs Custom Miners Index	91		3-Month USD-LIBOR-minus 0.53%	Pay	2/13/14	(—@ )
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	945		3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	(45)
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index	120		3-Month USD-LIBOR-minus 0.39%	Pay	8/26/13	(9)
JPMorgan Chase	MSCI China Banks Index	HKD	7,509	3-Month HKD-HIBOR-minus 0.69%	Pay	3/7/14	(13)
							$210

@		Value is less than $500.
CDOR		Canadian Dealer Offered Rate.
EURIBOR		Euro Interbank Offered Rate.
HIBOR		Hong Kong Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
NZBBR		New Zealand Bank Bill Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro

GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report -

March 28, 2013 (unaudited)R

	Shares	Value (000)

Common Stocks (94.7%)
Advertising Agencies (0.6%)
Aimia, Inc. (Canada)	90,503	$1,372

Alternative Energy (2.4%)
Range Resources Corp.	65,985	5,347

Asset Management & Custodian (0.8%)
Greenhill & Co., Inc.	33,423	1,784

Automobiles (1.0%)
Tesla Motors, Inc. (a)	61,470	2,329

Beverage: Brewers & Distillers (2.7%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	396,063	6,118

Beverage: Soft Drinks (1.3%)
Monster Beverage Corp. (a)	62,267	2,973

Biotechnology (2.9%)
Illumina, Inc. (a)	120,555	6,510

Cement (2.4%)
Martin Marietta Materials, Inc.	52,149	5,320

Chemicals: Diversified (2.7%)
Intrepid Potash, Inc.	26,690	501
Rockwood Holdings, Inc.	83,872	5,488
		5,989
Commercial Services (6.4%)
Gartner, Inc. (a)	108,347	5,895
Intertek Group PLC (United Kingdom)	65,194	3,361
MercadoLibre, Inc. (Brazil)	26,684	2,577
Weight Watchers International, Inc.	54,760	2,306
		14,139
Communications Technology (3.7%)
Motorola Solutions, Inc.	128,545	8,231

Computer Services, Software & Systems (16.6%)
Akamai Technologies, Inc. (a)	145,993	5,152
IHS, Inc., Class A (a)	51,511	5,394
LinkedIn Corp., Class A (a)	33,287	5,861
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	52,494	1,555
Salesforce.com, Inc. (a)	32,558	5,822
ServiceNow, Inc. (a)	32,590	1,180
SINA Corp. (China) (a)	18,568	902
Solera Holdings, Inc.	133,893	7,810
Workday, Inc. (a)	29,054	1,791
Zynga, Inc., Class A (a)	437,093	1,469
		36,936
Computer Technology (3.6%)
Dropbox, Inc. (a)(b)(c) (acquisition cost - $1,380; acquired 5/1/12)	152,532	1,443
Yandex N.V., Class A (Russia) (a)	188,660	4,362

	Shares	Value (000)

Youku Tudou, Inc. ADR (China) (a)	129,135	$2,165
		7,970
Consumer Lending (1.6%)
IntercontinentalExchange, Inc. (a)	21,159	3,450

Consumer Services: Miscellaneous (1.5%)
Qualicorp SA (Brazil) (a)	336,666	3,384

Diversified Media (1.7%)
McGraw-Hill Cos., Inc. (The)	71,992	3,749

Diversified Retail (4.0%)
Dollar Tree, Inc. (a)	114,322	5,537
Groupon, Inc. (a)	467,872	2,863
TripAdvisor, Inc. (a)	9,514	500
		8,900
Education Services (1.1%)
New Oriental Education & Technology Group ADR (China)	133,929	2,411

Electronic Components (2.4%)
3D Systems Corp. (a)	32,501	1,048
Sensata Technologies Holding N.V. (a)	65,489	2,152
Trimble Navigation Ltd. (a)	73,826	2,212
		5,412
Electronic Entertainment (0.6%)
Splunk, Inc. (a)	32,940	1,318

Entertainment (1.1%)
Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost - $1,604; acquired 3/8/12)	1,500	2,525

Financial Data & Systems (5.2%)
MSCI, Inc. (a)	157,839	5,355
Verisk Analytics, Inc., Class A (a)	102,283	6,304
		11,659
Foods (0.6%)
McCormick & Co., Inc.	17,074	1,256

Health Care Services (5.1%)
athenahealth, Inc. (a)	56,880	5,520
Stericycle, Inc. (a)	54,351	5,771
		11,291
Hotel/Motel (0.9%)
Wyndham Worldwide Corp.	31,967	2,061

Insurance: Property-Casualty (4.4%)
Arch Capital Group Ltd. (a)	82,052	4,313
Progressive Corp. (The)	213,537	5,396
		9,709

	Shares	Value (000)

Medical & Dental Instruments & Supplies (0.3%)
Techne Corp.	8,354	$567

Medical Equipment (1.9%)
Intuitive Surgical, Inc. (a)	8,701	4,274

Pharmaceuticals (2.5%)
Ironwood Pharmaceuticals, Inc. (a)	114,067	2,086
Mead Johnson Nutrition Co.	43,964	3,405
		5,491
Publishing (1.4%)
Morningstar, Inc.	45,609	3,189

Recreational Vehicles & Boats (3.5%)
Edenred (France)	238,735	7,813

Restaurants (1.4%)
Dunkin’ Brands Group, Inc.	85,872	3,167

Scientific Instruments: Pollution Control (1.3%)
Covanta Holding Corp.	142,052	2,862

Semiconductors & Components (1.0%)
First Solar, Inc. (a)	82,665	2,229

Textiles Apparel & Shoes (0.8%)
Coach, Inc.	34,921	1,746

Utilities: Electrical (3.3%)
Brookfield Infrastructure Partners LP (Canada)	192,533	7,328
Total Common Stocks (Cost $166,494)		210,809

Preferred Stock (0.2%)
Computer Services, Software & Systems (0.2%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost - $455; acquired 7/19/12) (Cost $455)	148,616	455

Convertible Preferred Stock (1.0%)
Alternative Energy (0.0%)
Better Place, Inc. (a)(b)(c) (acquisition cost - $1,371; acquired 1/25/10)	548,538	—

Communications Technology (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(b)(c) (acquisition cost - $787; acquired 12/2/11)	23,881	51

Computer Services, Software & Systems (0.9%)
Workday, Inc. (a)(b)(c) (acquisition cost - $435; acquired 10/12/11)	32,820	1,989

Computer Technology (0.1%)
Dropbox, Inc. Series A (a)(b)(c) (acquisition cost - $132; acquired 5/25/12)	14,641	138

	Shares	Value (000)

Total Convertible Preferred Stocks (Cost $2,725)		$2,178

Short-Term Investment (4.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $9,222)	9,221,840	9,222
Total Investments (100.0%) (Cost $178,896) +		222,664
Other Assets in Excess of Liabilities (0.0%) (e)		5
Net Assets (100.0%)		$222,669

ADR	American Depositary Receipt.
R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to approximately $6,601,000 and represents 3.0% of net assets.

(c)

At March 28, 2013, the Portfolio held approximately $6,601,000 of fair valued securities, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	Amount is less than 0.05%.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $178,896,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $43,768,000 of which approximately $57,112,000 related to appreciated securities and approximately $13,344,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report -

March 28, 2013 (unaudited)R

	Shares	Value (000)

Common Stocks (99.0%)
Apartments (17.7%)
American Campus Communities, Inc. REIT	8,360	$379
Apartment Investment & Management Co., Class A REIT	90,575	2,777
AvalonBay Communities, Inc. REIT	211,575	26,800
Camden Property Trust REIT	146,290	10,047
Equity Residential REIT	843,158	46,425
Essex Property Trust, Inc. REIT	16,810	2,531
		88,959
Diversified (10.3%)
Cousins Properties, Inc. REIT	350,683	3,749
Digital Realty Trust, Inc. REIT	49,584	3,318
Forest City Enterprises, Inc., Class A (a)	657,863	11,690
Lexington Realty Trust REIT	33,050	390
Vornado Realty Trust REIT	369,514	30,906
Winthrop Realty Trust REIT	147,565	1,856
		51,909
Health Care (12.7%)
Assisted Living Concepts, Inc., Class A	173,005	2,057
HCP, Inc. REIT	612,093	30,519
Health Care, Inc. REIT	58,073	3,944
Healthcare Realty Trust, Inc. REIT	301,774	8,568
Senior Housing Properties Trust REIT	301,165	8,080
Ventas, Inc. REIT	142,680	10,444
		63,612
Industrial (5.1%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	4,392
DCT Industrial Trust, Inc. REIT	858,661	6,354
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	6,362,376	6,547
ProLogis, Inc. REIT	199,590	7,979
Terreno Realty Corp. REIT	24,640	443
		25,715
Lodging/Resorts (8.8%)
Ashford Hospitality Trust, Inc. REIT	236,510	2,923
Host Hotels & Resorts, Inc. REIT	1,934,232	33,830
Starwood Hotels & Resorts Worldwide, Inc.	116,522	7,426
		44,179
Manufactured Homes (2.0%)
Equity Lifestyle Properties, Inc. REIT	128,054	9,835

Mixed Industrial/Office (1.6%)
Duke Realty Corp. REIT	282,600	4,798
PS Business Parks, Inc. REIT	39,617	3,127
		7,925
Office (9.3%)
Alexandria Real Estate Equities, Inc. REIT	34,510	2,450
Boston Properties, Inc. REIT	235,647	23,815
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	832
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	3,749
Brookfield Office Properties, Inc.	52,586	903

	Shares	Value (000)

Hudson Pacific Properties, Inc. REIT	249,300	$5,422
Mack-Cali Realty Corp. REIT	343,252	9,820
		46,991
Regional Malls (20.2%)
General Growth Properties, Inc. REIT	915,457	18,199
Macerich Co. (The) REIT	139,107	8,956
Simon Property Group, Inc. REIT	467,181	74,076
		101,231
Self Storage (5.2%)
Public Storage REIT	158,826	24,192
Sovran Self Storage, Inc. REIT	27,242	1,757
		25,949
Shopping Centers (6.1%)
Acadia Realty Trust REIT	106,136	2,947
Federal Realty Investment Trust REIT	56,164	6,068
Regency Centers Corp. REIT	380,999	20,159
Retail Opportunity Investments Corp. REIT	107,487	1,506
		30,680
Total Common Stocks (Cost $313,804)		496,985

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $4,956)	4,955,756	4,956
Total Investments (100.0%) (Cost $318,760) +		501,941
Other Assets in Excess of Liabilities (0.0%) (f)		206
Net Assets (100.0%)		$502,147

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 28, 2013.
(c)

At March 28, 2013, the Portfolio held fair valued securities valued at approximately $15,520,000, representing 3.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of approximately $923,000. BRCP REIT II, LLC was acquired between 1/07 - 4/11 and has a current cost basis of approximately $7,155,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund, LP was acquired between 3/07 - 6/11 and has a current cost basis of approximately $4,993,000. At March 28, 2013, these securities had an aggregate market value of approximately $15,520,000 representing 3.1% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(f)	Amount is less than 0.05%.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $318,760,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $183,181,000 of which approximately $188,727,000 related to appreciated securities and approximately $5,546,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report -

March 28, 2013 (unaudited)R

	Shares	Value (000)

Common Stocks (88.6%)
Advertising Agencies (1.0%)
Aimia, Inc. (Canada)	12,777	$194

Air Transport (1.4%)
XPO Logistics, Inc. (a)	16,488	278

Alternative Energy (0.3%)
Halcon Resources Corp. (a)	7,135	56

Asset Management & Custodian (2.1%)
Greenhill & Co., Inc.	7,918	423

Banks: Diversified (1.6%)
Financial Engines, Inc.	8,762	317

Beverage: Brewers & Distillers (2.7%)
Boston Beer Co., Inc. (The) (a)	3,127	499
Crimson Wine Group Ltd. (a)	6,006	56
		555
Building Materials (0.7%)
Paul Y Engineering Group Ltd. (Hong Kong)	1,580,000	153

Cement (2.3%)
Eagle Materials, Inc.	7,023	468

Chemicals: Diversified (4.0%)
Intrepid Potash, Inc.	7,691	144
Rockwood Holdings, Inc.	8,771	574
Tronox Ltd., Class A	4,644	92
		810
Commercial Services (16.0%)
Advisory Board Co. (The) (a)	18,077	949
Corporate Executive Board Co. (The)	17,727	1,031
CoStar Group, Inc. (a)	7,763	850
MercadoLibre, Inc. (Brazil)	4,308	416
		3,246
Computer Services, Software & Systems (11.0%)
MakeMyTrip Ltd. (India) (a)	13,206	184
NetSuite, Inc. (a)	10,968	878
OpenTable, Inc. (a)	5,123	323
Solera Holdings, Inc.	11,341	661
Yelp, Inc. (a)	4,372	104
Zynga, Inc., Class A (a)	27,991	94
		2,244
Computer Technology (1.6%)
Youku Tudou, Inc. ADR (China) (a)	9,507	159
Zillow, Inc., Class A (a)	2,976	163
		322
Consumer Electronics (0.7%)
Sohu.com, Inc. (China) (a)	2,700	134

	Shares	Value (000)

Diversified Retail (4.4%)
Blue Nile, Inc. (a)	8,695	$300
Citi Trends, Inc. (a)	7,031	72
Groupon, Inc. (a)	36,887	226
Krispy Kreme Doughnuts, Inc. (a)	21,154	305
		903
Electronic Components (0.5%)
3D Systems Corp. (a)	3,351	108

Entertainment (2.6%)
Vail Resorts, Inc.	8,384	522

Foods (5.2%)
Annie’s, Inc. (a)	4,967	190
Fiesta Restaurant Group, Inc. (a)	24,831	660
Ocado Group PLC (United Kingdom) (a)	82,890	199
		1,049
Health Care Management Services (2.1%)
HMS Holdings Corp. (a)	16,008	435

Health Care Services (4.1%)
athenahealth, Inc. (a)	8,650	839

Insurance: Multi-Line (1.5%)
Greenlight Capital Re Ltd., Class A (a)	12,606	308

Machinery: Industrial (1.2%)
Rexnord Corp. (a)	11,922	253

Medical & Dental Instruments & Supplies (1.7%)
Techne Corp.	5,010	340

Medical Services (0.3%)
Medidata Solutions, Inc. (a)	937	54

Oil Well Equipment & Services (1.3%)
Oasis Petroleum, Inc. (a)	6,997	266

Oil: Crude Producers (0.6%)
Gulfport Energy Corp. (a)	2,452	112

Pharmaceuticals (1.2%)
Ironwood Pharmaceuticals, Inc. (a)	13,633	249

Publishing (1.3%)
Morningstar, Inc.	3,864	270

Restaurants (1.3%)
Dunkin’ Brands Group, Inc.	7,310	270

Scientific Instruments: Pollution Control (1.4%)
Covanta Holding Corp.	14,113	284

Semiconductors & Components (3.4%)
First Solar, Inc. (a)	16,039	433

	Shares	Value (000)

Tessera Technologies, Inc.	13,712	$257
		690
Specialty Retail (2.2%)
Five Below, Inc. (a)	11,719	444

Technology: Miscellaneous (0.7%)
iRobot Corp. (a)	5,690	146

Telecommunications Equipment (2.7%)
Angie’s List, Inc. (a)	20,449	404
Pandora Media, Inc. (a)	10,203	145
		549
Truckers (0.5%)
LLX Logistica SA (Brazil) (a)	99,424	103

Utilities: Electrical (3.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(b)(c)	113,183	—
Brookfield Infrastructure Partners LP (Canada)	15,808	602
		602
Total Common Stocks (Cost $12,151)		17,996

Preferred Stocks (1.2%)
Advertising Agencies (0.2%)
Glam Media, Inc. Series M-1 (a)(c)(d) (acquisition cost — $142; acquired 3/19/08)	9,428	37
Glam Media, Inc. Escrow Series M-1 (a)(c)(d) (acquisition cost — $14; acquired 3/19/08)	1,346	3
		40
Health Care Services (1.0%)
Castlight Health, Inc. (a)(c)(d) (acquisition cost — $132; acquired 6/4/10)	32,177	202
Total Preferred Stocks (Cost $287)		242

Convertible Preferred Stocks (5.6%)
Alternative Energy (0.0%)
Better Place, Inc. (a)(c)(d) (acquisition cost — $188; acquired 1/25/10)	75,140	—

Computer Services, Software & Systems (4.1%)
Twitter, Inc. Series E (a)(c)(d) (acquisition cost — $134; acquired 9/24/09)	50,319	836

Computer Technology (0.0%)
Youku Tudou, Inc., Class A (a)(c)(d) (acquisition cost — $@; acquired 9/16/10)	17	—	@

Consumer Services: Miscellaneous (1.5%)
Xoom, Inc. Series F (a)(c)(d) (acquisition cost — $161; acquired 2/23/10)	14,101	295

Value (000)

Total Convertible Preferred Stocks (Cost $483)	$1,131

	Face Amount (000)

Promissory Notes (0.1%)
Advertising Agencies (0.1%)
Glam Media, Inc. 9.00%, 12/3/13 (c)(d) (acquisition cost — $60; acquired 3/19/08)	$20	21
Glam Media, Inc. Escrow 9.00%, 12/3/13 (c)(d) (acquisition cost — $6; acquired 3/19/08)	3	—	@
Total Promissory Notes (Cost $66)		21

	Shares

Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $940)	940,163	940
Total Investments (100.1%) (Cost $13,927) +		20,330
Liabilities in Excess of Other Assets (-0.1%)		(25)
Net Assets (100.0%)		$20,305

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 28, 2013.
(c)

At March 28, 2013, the Fund held fair valued securities valued at approximately $1,394,000, representing 6.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to approximately $1,394,000 and represents 6.9% of net assets.

(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $13,927,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $6,403,000 of which approximately $7,364,000 related to appreciated securities and approximately $961,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report -

March 28, 2013 (unaudited)R

	Shares	Value (000)

Common Stocks (98.4%)
Alternative Energy (1.6%)
Range Resources Corp.	16,557	$1,342

Asset Management & Custodian (2.6%)
BlackRock, Inc.	8,649	2,222

Automobiles (1.1%)
Tesla Motors, Inc. (a)	24,395	924

Beverage: Brewers & Distillers (3.0%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	164,278	2,538

Biotechnology (2.6%)
Illumina, Inc. (a)	41,404	2,236

Chemicals: Diversified (3.3%)
Monsanto Co.	25,999	2,746

Commercial Services (1.0%)
Intertek Group PLC (United Kingdom)	16,010	825

Communications Technology (4.2%)
Motorola Solutions, Inc.	55,754	3,570

Computer Services, Software & Systems (20.8%)
Baidu, Inc. ADR (China) (a)	20,664	1,812
Facebook, Inc., Class A (a)	203,007	5,193
Google, Inc., Class A (a)	7,946	6,309
LinkedIn Corp., Class A (a)	7,922	1,395
Salesforce.com, Inc. (a)	12,657	2,264
Workday, Inc. (a)	10,141	625
		17,598
Computer Technology (5.5%)
Apple, Inc.	8,458	3,744
Yandex N.V., Class A (Russia) (a)	37,192	860
		4,604
Consumer Lending (9.2%)
CME Group, Inc.	21,032	1,291
Mastercard, Inc., Class A	5,766	3,120
Visa, Inc., Class A	19,619	3,332
		7,743
Diversified Media (2.8%)
McGraw-Hill Cos., Inc. (The)	23,108	1,204
Naspers Ltd., Class N (South Africa)	18,499	1,152
		2,356
Diversified Retail (13.1%)
Amazon.com, Inc. (a)	26,147	6,968
Groupon, Inc. (a)	186,370	1,141
Priceline.com, Inc. (a)	4,260	2,930
		11,039

	Shares	Value (000)

Financial Data & Systems (2.9%)
MSCI, Inc. (a)	30,443	$1,033
Verisk Analytics, Inc., Class A (a)	23,281	1,435
		2,468
Foods (3.6%)
Nestle SA ADR (Switzerland)	42,034	3,046

Insurance: Multi-Line (1.0%)
American International Group, Inc. (a)	22,537	875

Insurance: Property-Casualty (3.1%)
Arch Capital Group Ltd. (a)	9,640	507
Progressive Corp. (The)	85,215	2,153
		2,660
Medical Equipment (2.7%)
Intuitive Surgical, Inc. (a)	4,618	2,268

Pharmaceuticals (4.5%)
Mead Johnson Nutrition Co.	18,390	1,424
Valeant Pharmaceuticals International, Inc. (Canada) (a)	31,247	2,344
		3,768
Real Estate Investment Trusts (REIT) (1.6%)
Brookfield Asset Management, Inc., Class A (Canada)	37,459	1,367

Recreational Vehicles & Boats (3.7%)
Edenred (France)	95,430	3,123

Restaurants (2.6%)
Starbucks Corp.	38,860	2,214

Semiconductors & Components (1.1%)
First Solar, Inc. (a)	33,117	893

Textiles Apparel & Shoes (0.8%)
Coach, Inc.	13,639	682
Total Common Stocks (Cost $58,356)		83,107

Convertible Preferred Stock (0.0%)
Alternative Energy (0.0%)
Better Place, Inc. (a)(b)(c) (acquisition cost - $521; acquired 1/25/10) (Cost $521)	208,536	—

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,310)	1,310,451	1,310
Total Investments (100.0%) (Cost $60,187) +		84,417
Other Assets in Excess of Liabilities (0.0%) (e)		12
Net Assets (100.0%)		$84,429

R	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to $0 and represents 0.0% of net assets.

(c)

At March 28, 2013, the Portfolio held a fair valued security valued at $0, representing less than 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	Amount is less than 0.05%.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $60,187,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $24,230,000 of which approximately $26,202,000 related to appreciated securities and approximately $1,972,000 related to depreciated securities.

ADR	American Depositary Receipt.

The Universal Institutional Funds, Inc. (unaudited)

Notes to the Portfolio of Investments • March 28, 2013

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) an equity portfolio security traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7)  when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc., (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$675	$—	$675
Agency Fixed Rate Mortgages	—	37,233	—	37,233
Asset-Backed Securities	—	2,757	—	2,757
Collateralized Mortgage Obligations - Agency Collateral Series	—	6,546	—	6,546
Commercial Mortgage-Backed Securities	—	2,175	—	2,175
Corporate Bonds	—	60,162	—	60,162
Mortgages - Other	—	11,953	—	11,953
Municipal Bonds	—	2,251	—	2,251
Sovereign	—	9,886	—	9,886
U.S. Agency Securities	—	4,392	—	4,392
U.S. Treasury Securities	—	25,572	—	25,572
Total Fixed Income Securities	—	163,602	—	163,602
Short-Term Investments
Investment Company	22,571	—	—	22,571
Repurchase Agreement	—	1,457	—	1,457
U.S. Treasury Securities	—	3,498	—	3,498
Total Short-Term Investments	22,571	4,955	—	27,526
Foreign Currency Exchange Contracts	—	132	—	132
Futures Contracts	36	—	—	36
Credit Default Swap Agreements	—	4	—	4
Interest Rate Swap Agreements	—	72	—	72
Total Assets	22,607	168,765	—	191,372
Liabilities: Foreign Currency Exchange Contracts	—	(108)	—	(108)
Futures Contracts	(70)	—	—	(70)
Credit Default Swap Agreements	—	(7)	—	(7)
Interest Rate Swap Agreements	—	(178)	—	(178)
Total Liabilities	(70)	(293)	—	(363)
Total	$22,537	$168,472	$—	$191,009

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$26,636	$—	$26,636
Sovereign	—	389,052	—	389,052
Total Fixed Income Securities	—	415,688	—	415,688
Warrants	—	251	—	251
Short-Term Investments
Investment Company	39,609	—	—	39,609
Repurchase Agreements	—	3,404	—	3,404
Total Short-Term Investments	39,609	3,404	—	43,013
Foreign Currency Exchange Contracts	—	20	—	20
Futures Contracts	40	—	—	40
Total Assets	39,649	419,363	—	459,012
Liabilities:
Foreign Currency Exchange Contracts	—	(52)	—	(52)
Total	$39,649	$419,311	$—	$458,960

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Air Freight & Logistics	$2,006	$—	$—	$2,006
Airlines	3,196	—	—	3,196
Auto Components	490	—	—	490
Automobiles	6,262	—	—	6,262
Beverages	19,862	—	—	19,862
Chemicals	11,097	—	—	11,097
Commercial Banks	62,770	2,419	—	65,189
Commercial Services & Supplies	996	—	—	996
Computers & Peripherals	1,842	—	—	1,842
Construction & Engineering	9,539	—	—	9,539
Construction Materials	11,473	—	—	11,473
Diversified Consumer Services	948	—	—	948
Diversified Financial Services	12,948	—	—	12,948
Diversified Telecommunication Services	3,210	—	—	3,210
Electronic Equipment, Instruments & Components	2,876	—	—	2,876
Energy Equipment & Services	2,757	—	—	2,757
Food & Staples Retailing	16,101	—	—	16,101
Food Products	17,653	—	—	17,653
Health Care Providers & Services	5,353	—	—	5,353
Hotels, Restaurants & Leisure	7,281	—	—	7,281
Household Durables	3,024	—	—	3,024
Household Products	1,846	—	—	1,846
Independent Power Producers & Energy Traders	1,766	—	—	1,766
Industrial Conglomerates	12,676	—	—	12,676
Information Technology Services	6,613	—	—	6,613
Insurance	11,808	—	—	11,808
Internet Software & Services	9,316	—	—	9,316
Media	11,962	—	—	11,962
Metals & Mining	4,559	—	—	4,559
Multi-line Retail	5,913	1,834	—	7,747
Oil, Gas & Consumable Fuels	33,023	4,031	—	37,054
Paper & Forest Products	1,589	—	—	1,589
Personal Products	631	—	—	631
Pharmaceuticals	11,572	—	—	11,572
Real Estate Management & Development	9,302	2,040	—	11,342
Semiconductors & Semiconductor Equipment	32,941	—	—	32,941
Software	3,784	—	—	3,784
Specialty Retail	1,923	—	—	1,923
Textiles, Apparel & Luxury Goods	7,753	—	—	7,753
Tobacco	5,707	—	—	5,707
Transportation Infrastructure	5,277	—	—	5,277
Wireless Telecommunication Services	14,244	—	—	14,244
Total Common Stocks	395,889	10,324	—	406,213
Investment Company	2,904	—	—	2,904
Short-Term Investments
Investment Company	20,522	—	—	20,522
Repurchase Agreements	—	1,353	—	1,353
Total Short-Term Investments	20,522	1,353	—	21,875
Total Assets	419,315	11,677	—	430,992
Liabilities:
Foreign Currency Exchange Contracts	—	(38)	—	(38)
Total	$419,315	$11,639	$—	$430,954

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$7,426	$—	$—	$7,426
Diversified Financial Services	1,376	—	—	1,376
Electrical Equipment	1,031	—	—	1,031
Food Products	19,331	—	—	19,331
Household Products	9,146	—	—	9,146
Information Technology Services	5,494	—	—	5,494
Insurance	541	—	—	541
Personal Products	1,294	—	—	1,294
Pharmaceuticals	3,683	—	—	3,683
Professional Services	1,183	—	—	1,183
Software	6,677	—	—	6,677
Textiles, Apparel & Luxury Goods	839	—	—	839
Tobacco	16,760	—	—	16,760
Total Common Stocks	74,781	—	—	74,781
Short-Term Investment - Investment Company	1,457	—	—	1,457
Total Assets	$76,238	$—	$—	$76,238

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$36,210	$—	$—	†	$36,210
Health Care	5,716	—	—		5,716
Industrial	3,851	—	—		3,851
Lodging/Resorts	4,281	—	—		4,281
Mixed Industrial/Office	896	—	—		896
Office	11,805	—	—		11,805
Residential	10,872	—	—		10,872
Retail	23,798	—	—		23,798
Self Storage	2,372	—	—		2,372
Total Common Stocks	99,801	—	—	†	99,801
Short-Term Investment - Investment Company	1,451	—	—		1,451
Total Assets	$101,252	$—	$—	†	$101,252

†             Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock
(000)
Global Real Estate
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$—

†               Includes a security that is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Tactical Asset Allocation
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$2,255	$—	$2,255
Asset-Backed Securities	—	317	—	317
Collateralized Mortgage Obligations - Agency Collateral Series	—	347	—	347
Commercial Mortgage-Backed Securities	—	540	—	540
Corporate Bonds	—	5,038	—	5,038
Mortgages - Other	—	102	—	102
Sovereign	—	14,455	—	14,455
U.S. Treasury Securities	—	1,895	—	1,895
Total Fixed Income Securities	—	24,949	—	24,949
Common Stocks
Aerospace & Defense	187	—	—	187
Air Freight & Logistics	125	—	—	125
Airlines	1,593	—	—	1,593
Auto Components	229	—	—	229
Automobiles	1,138	—	—	1,138
Beverages	564	—	—	564
Biotechnology	413	—	—	413
Building Products	201	—	—	201
Capital Markets	621	—	—	621
Chemicals	753	—	—	753
Commercial Banks	3,333	—	—	3,333
Commercial Services & Supplies	178	—	—	178
Communications Equipment	220	—	—	220
Computers & Peripherals	560	—	—	560
Construction & Engineering	206	—	—	206
Construction Materials	79	—	—	79
Consumer Finance	93	—	—	93
Containers & Packaging	31	—	—	31
Distributors	11	—	—	11
Diversified Finanancial Services	22	—	—	22
Diversified Financial Services	568	—	—	568
Diversified Telecommunication Services	963	—	—	963
Electric Utilities	736	—	—	736
Electrical Equipment	235	—	—	235
Electronic Equipment, Instruments & Components	273	—	—	273
Energy Equipment & Services	279	—	—	279
Food & Staples Retailing	842	—	—	842
Food Products	678	—	—	678
Gas Utilities	133	—	—	133
Health Care Equipment & Supplies	322	—	—	322
Health Care Providers & Services	309	—	—	309
Health Care Technology	31	—	—	31
Hotels, Restaurants & Leisure	265	—	—	265
Household Durables	92	—	—	92
Household Products	458	—	—	458
Independent Power Producers & Energy Traders	7	—	—	7
Industrial Conglomerates	298	—	—	298
Information Technology Services	541	—	—	541
Insurance	1,342	—	—	1,342
Internet & Catalog Retail	134	—	—	134
Internet Software & Services	196	—	—	196
Leisure Equipment & Products	19	—	—	19
Life Sciences Tools & Services	109	—	—	109
Machinery	481	—	—	481
Marine	53	—	—	53
Media	655	—	—	655
Metals & Mining	809	—	—	809
Multi-Utilities	808	—	—	808
Multi-line Retail	69	—	—	69
Office Electronics	109	—	—	109
Oil, Gas & Consumable Fuels	1,948	—	—	1,948
Paper & Forest Products	106	—	—	106
Personal Products	126	—	—	126
Pharmaceuticals	1,578	—	—	1,578
Professional Services	143	—	—	143
Real Estate Investment Trusts (REITs)	609	—	—	609
Real Estate Management & Development	426	—	—	426
Road & Rail	450	—	—	450
Semiconductors & Semiconductor Equipment	210	—	—	210
Software	445	—	—	445
Specialty Retail	335	—	—	335
Textiles, Apparel & Luxury Goods	278	—	—	278
Thrifts & Mortgage Finance	5	—	—	5
Tobacco	335	—	—	335
Trading Companies & Distributors	194	—	—	194
Transportation Infrastructure	67	—	—	67
Water Utilities	22	—	—	22
Wireless Telecommunication Services	462	—	—	462
Total Common Stocks	30,110	—	—	30,110
Commodity Linked Note	—	1,958	—	1,958
Investment Companies	4,070	—	—	4,070
Short-Term Investments
Investment Company	8,492	—	—	8,492
Repurchase Agreement	—	626	—	626
U.S. Treasury Security	—	5	—	5
Total Short-Term Investments	8,492	631	—	9,123
Foreign Currency Exchange Contracts	—	260	—	260
Futures Contracts	374	—	—	374
Interest Rate Swap Agreements	—	9	—	9
Total Return Swap Agreements	—	287	—	287
Total Assets	43,046	28,094	—	71,140
Liabilities:
Foreign Currency Exchange Contracts	—	(231)	—	(231)
Futures Contracts	(109)	—	—	(109)
Interest Rate Swap Agreements	—	(21)	—	(21)
Total Return Swap Agreements	—	(77)	—	(77)
Total Liabilities	(109)	(329)	—	(438)
Total	$42,937	$27,765	$—	$70,702

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Mid Cap Growth
Assets:
Common Stocks
Advertising Agencies	$1,372	$—	$—		$1,372
Alternative Energy	5,347	—	—		5,347
Asset Management & Custodian	1,784	—	—		1,784
Automobiles	2,329	—	—		2,329
Beverage: Brewers & Distillers	6,118	—	—		6,118
Beverage: Soft Drinks	2,973	—	—		2,973
Biotechnology	6,510	—	—		6,510
Cement	5,320	—	—		5,320
Chemicals: Diversified	5,989	—	—		5,989
Commercial Services	14,139	—	—		14,139
Communications Technology	8,231	—	—		8,231
Computer Services, Software & Systems	36,936	—	—		36,936
Computer Technology	6,527	—	1,443		7,970
Consumer Lending	3,450	—	—		3,450
Consumer Services: Miscellaneous	3,384	—	—		3,384
Diversified Media	3,749	—	—		3,749
Diversified Retail	8,900	—	—		8,900
Education Services	2,411	—	—		2,411
Electronic Components	5,412	—	—		5,412
Electronic Entertainment	1,318	—	—		1,318
Entertainment	—	—	2,525		2,525
Financial Data & Systems	11,659	—	—		11,659
Foods	1,256	—	—		1,256
Health Care Services	11,291	—	—		11,291
Hotel/Motel	2,061	—	—		2,061
Insurance: Property-Casualty	9,709	—	—		9,709
Medical & Dental Instruments & Supplies	567	—	—		567
Medical Equipment	4,274	—	—		4,274
Pharmaceuticals	5,491	—	—		5,491
Publishing	3,189	—	—		3,189
Recreational Vehicles & Boats	7,813	—	—		7,813
Restaurants	3,167	—	—		3,167
Scientific Instruments: Pollution Control	2,862	—	—		2,862
Semiconductors & Components	2,229	—	—		2,229
Textiles Apparel & Shoes	1,746	—	—		1,746
Utilities: Electrical	7,328	—	—		7,328
Total Common Stocks	206,841	—	3,968		210,809
Preferred Stock	—	—	455		455
Convertible Preferred Stocks	—	—	2,178	†	2,178
Short-Term Investment - Investment Company	9,222	—	—		9,222
Total Assets	$216,063	$—	$6,601	†	$222,664

†         Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

			Convertible Preferred
	Common	Preferred Stock	Stocks
	Stocks (000)	(000)	(000)
Mid Cap Growth
Beginning Balance	$4,160	$455	$2,080
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Change in unrealized appreciation (depreciation)	(192)	—	98
Realized gains (losses)	—	—	—
Ending Balance	$3,968	$455	$2,178	†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$(192)	$—	$98

†                 Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

Mid Cap Growth

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
	March 28, 2013 (000)	Technique	Input	Range		Average	Increase in Input
Communications Technology
Convertible Preferred Stock	$51	Asset Approach	Net Tangible Assets	$0.23	$0.23	$0.23	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%	28.5%	28.0%	Decrease
			Perpetual Growth Rate	5.0%	6.0%	5.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.4x	7.6x	0.8x	Increase
			Discount for Lack of Marketability	10%	10%	10%	Decrease
		Merger & Acquisition Transactions	Sale/Merger Scenario	$10.37	$10.37	$10.37	Increase
Computer Services, Software & Systems
Convertible Preferred Stock	$1,989	Adjusted Stock Price	Discount for Illiquidity	1.67%	1.67%	1.67%	Decrease

Preferred Stock	$455	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	17.5%	17.0%	Decrease
			Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9x	9.5x	8.7x	Increase
			Discount for Lack of Marketability	15%	15%	15%	Decrease

Computer Technology
Common Stock	$1,443	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
Convertible Preferred Stock	$138		Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.4x	19.3x	16.6x	Increase
			Discount for Lack of Marketability	10%	10%	10%	Decrease

Entertainment
Common Stock	$2,525	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	16.0%	15.6%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/EBITDA	11.1x	24.5x	19.7x	Increase
			Discount for Lack of Marketability	10%	10%	10%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$88,959	$—	$—	$88,959
Diversified	51,909	—	—	51,909
Health Care	63,612	—	—	63,612
Industrial	14,776	—	10,939	25,715
Lodging/Resorts	44,179	—	—	44,179
Manufactured Homes	9,835	—	—	9,835
Mixed Industrial/Office	7,925	—	—	7,925
Office	42,410	—	4,581	46,991
Regional Malls	101,231	—	—	101,231
Self Storage	25,949	—	—	25,949
Shopping Centers	30,680	—	—	30,680
Total Common Stocks	481,465	—	15,520	496,985
Short-Term Investment - Investment Company	4,956	—	—	4,956
Total	$486,421	$—	$15,520	$501,941

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
U.S. Real Estate
Beginning Balance	$15,603
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	(88)
Change in unrealized appreciation/depreciation	5
Realized gains (losses)	—
Ending Balance	$15,520

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013.	$5

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

U.S. Real Estate

	Fair Value at	Valuation	Unobservable
	March 28, 2013 (000)	Technique	Input
Industrial
Common Stocks	$10,939	Adjusted Capital Balance	Underlying Investment Financial Statements

Office
Common Stocks	$4,581	Adjusted Capital Balance	Underlying Investment Financial Statements

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Advertising Agencies	$194	$—	$—		$194
Air Transport	278	—	—		278
Alternative Energy	56	—	—		56
Asset Management & Custodian	423	—	—		423
Banks: Diversified	317	—	—		317
Beverage: Brewers & Distillers	555	—	—		555
Building Materials	153	—	—		153
Cement	468	—	—		468
Chemicals: Diversified	810	—	—		810
Commercial Services	3,246	—	—		3,246
Computer Services, Software & Systems	2,244	—	—		2,244
Computer Technology	322	—	—		322
Consumer Electronics	134	—	—		134
Diversified Retail	903	—	—		903
Electronic Components	108	—	—		108
Entertainment	522	—	—		522
Foods	1,049	—	—		1,049
Health Care Management Services	435	—	—		435
Health Care Services	839	—	—		839
Insurance: Multi-Line	308	—	—		308
Machinery: Industrial	253	—	—		253
Medical & Dental Instruments & Supplies	340	—	—		340
Medical Services	54	—	—		54
Oil Well Equipment & Services	266	—	—		266
Oil: Crude Producers	112	—	—		112
Pharmaceuticals	249	—	—		249
Publishing	270	—	—		270
Restaurants	270	—	—		270
Scientific Instruments: Pollution Control	284	—	—		284
Semiconductors & Components	690	—	—		690
Specialty Retail	444	—	—		444
Technology: Miscellaneous	146	—	—		146
Telecommunications Equipment	549	—	—		549
Truckers	103	—	—		103
Utilities: Electrical	602	—	—	†	602
Total Common Stocks	17,996	—	—	†	17,996
Preferred Stocks	—	—	242		242
Convertible Preferred Stocks	—	—	1,131	†	1,131
Promissory Notes	—	—	21		21
Short-Term Investment - Investment Company	940	—	—		940
Total Assets	$18,936	—	$1,394	†	$20,330

†     Includes one or more securities which are valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)		Promissory Notes (000)
Small Company Growth
Beginning Balance	$—	†	$233	$1,007		$21
Purchases	—		—	—		—
Sales	—		—	—		—
Amortization of discount	—		—	—		—
Transfers in	—		—	—		—
Transfers out	—		—	—		—
Change in unrealized appreciation (depreciation)	—		9	124		—
Realized gains (losses)	—		—	—		—
Ending Balance	$—	†	$242	$1,131	†	$21

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$—		$9	$124		$—

† Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

Small Company Growth

	Fair Value at March 28, 2013 (000)	Valuation Technique	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Advertising Agencies
Preferred Stock	$37	Market Transaction	Precedent Transaction	$4.18	$4.18	$4.18	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.5%	13.5%	13.0%	Decrease
			Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8x	8.0x	5.5x	Increase
			Discount for Lack of Marketability	10%	10%	10%	Decrease

Preferred Stock - Escrow	$3	Discount for Escrow	Discount for Lack of Marketability	35%	35%	35%	Decrease

Promissory Note	$21	Market Transaction	Precedent Transaction	$100.00	$100.00	$100.00	Increase

Computer Services, Software & Systems
Convertible Preferred Stock	$836	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	15.5%	15.0%	Decrease
			Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.3x	8.5x	8.4x	Increase
			Discount for Lack of Marketability	15%	15%	15%	Decrease
			Enterprise Value/Monthly Active Users	$46.04	$62.29	$54.16	Increase
			Discount for Lack of Marketability	15%	15%	15%	Decrease

Consumer Services: Miscellaneous
Convertible Preferred Stock	$295	Adjusted Stock Price	Discount for Illiquidity	8.33%	8.33%	8.33%	Decrease

Health Care Services
Preferred Stock	$202	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	11.0x	17.5x	13.4x	Increase
			Discount for Lack of Marketability	10%	10%	10%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Alternative Energy	$1,342	$—	$—		$1,342
Asset Management & Custodian	2,222	—	—		2,222
Automobiles	924	—	—		924
Beverage: Brewers & Distillers	2,538	—	—		2,538
Biotechnology	2,236	—	—		2,236
Chemicals: Diversified	2,746	—	—		2,746
Commercial Services	825	—	—		825
Communications Technology	3,570	—	—		3,570
Computer Services, Software & Systems	17,598	—	—		17,598
Computer Technology	4,604	—	—		4,604
Consumer Lending	7,743	—	—		7,743
Diversified Media	2,356	—	—		2,356
Diversified Retail	11,039	—	—		11,039
Financial Data & Systems	2,468	—	—		2,468
Foods	3,046	—	—		3,046
Insurance: Multi-Line	875	—	—		875
Insurance: Property-Casualty	2,660	—	—		2,660
Medical Equipment	2,268	—	—		2,268
Pharmaceuticals	3,768	—	—		3,768
Real Estate Investment Trusts (REIT)	1,367	—	—		1,367
Recreational Vehicles & Boats	3,123	—	—		3,123
Restaurants	2,214	—	—		2,214
Semiconductors & Components	893	—	—		893
Textiles Apparel & Shoes	682	—	—		682
Total Common Stocks	83,107	—	—		83,107
Convertible Preferred Stock	—	—	—	†	—
Short-Term Investment - Investment Company	1,310	—	—		1,310
Total Assets	$84,417	$—	$—	†	$84,417

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stock (000)
Growth
Beginning Balance	$63
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	(63)
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$(63)

†                 Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using unadjusted quoted prices at March 28, 2013 were valued using other significant observable inputs at December 31, 2012. The values of the transfers were approximately as follows:

Emerging Markets Equity	Global Franchise	Global Real Estate	Global Tactical Asset Allocation
$308,746,000	$47,772,000	$50,832,000	$19,171,000

Mid Cap Growth	Small Company Growth	Growth
$20,675,000	$302,000	$7,638,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Emerging Markets Equity Portfolio recognizes transfers between the levels as of the end of the period. As of March 28, 2013, securities with a total value of approximately $4,031,000 transferred from Level 1 to Level 2. At March 28, 2013, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2013